FOR TAX-EXEMPT INCOME

Minnesota Municipal
Bond Funds

(photo of illustration from
Tax-Exempt Income Brochure)

service and guidance

professional management

goals

1999
Semi-Annual
Report

TAX-FREE MINNESOTA FUND
MINNESOTA INSURED FUND
TAX-FREE MINNESOTA INTERMEDIATE FUND
MINNESOTA HIGH YIELD MUNICIPAL BOND FUND

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London
professional
management

professional management

MORE THAN 70 YEARS
of investment experience has taught us that disciplined strategies and prudent risk management are a sound approach to any market environment.

goals

(various photos demonstrating service,
guidance, professional management and
goals)

goals

WHATEVER YOUR GOALS, the years ahead will be shaped by choices you make today. Delaware offers many options that can be an appropriate part of a sound investment plan.

service and
guidance

service and guidance

DELAWARE BELIEVES THAT THE GUIDANCE of a professional financial adviser is vital to your long-term success. We are committed to providing you and your adviser with the highest quality information and service.

March 12, 1999

                                                                        for tax-
                                                                         exempt
                                                                         income
                                                                            1

Dear Shareholder:

OVER THE LAST SIX MONTHS, INVESTOR preference shifted back and forth between the security of U.S. Treasury bonds and the high return potential of stocks. Late in the summer, Treasuries rallied as the Asian recession created a ripple effect in the U.S. Reduced overseas demand for U.S. exports and less expensive foreign imports curtailed U.S. corporate earnings growth. Recessions in Russia and Brazil precipitated a late summer storm in the equity markets, pushing investors to the safe haven of U.S. Treasuries.
   Municipal bonds have historically provided approximately 83% of the income provided by Treasuries. Although municipal bonds typically provided less income than Treasuries, this has been balanced by the fact that municipal income is tax-exempt.
   In the fall of 1998, municipal bonds provided remarkable relative value to U.S Treasuries. As global economies became more volatile, strong worldwide demand for U.S. Treasuries pushed prices higher, which lowered their yields. At the same time, a large supply of municipal bonds, coupled with stable demand, limited municipal bond price gains. This caused the yield difference between Treasuries and municipal bonds to narrow substantially. In October, 30-year municipal bonds yielded as much as 98% of what comparable Treasuries yielded.
   The Federal Reserve responded to the global financial crisis with three interest rate reductions during the fall of 1998. Investors saw the additional liquidity as a Federal Reserve commitment to sustain U.S. economic growth amid worldwide recession. This set the stage for a stock market recovery that began during the fall of 1998 and continued into the new year.
IN THE FALL OF 1998, MUNICIPAL BONDS PROVIDED REMARKABLE RELATIVE VALUE TO U.S TREASURIES.
   During the first two months of 1999, strength in the domestic economy and fading concerns about global volatility reduced the appeal of U.S. Treasury bonds. Municipal bond prices held up much better than Treasuries due to a declining supply.
   The returns of our Minnesota funds, in most cases, reflect conditions in the market and alternating investor considerations of safety versus performance. Since municipal bond prices typically lag Treasury prices during a strong bond market rally, Treasuries


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   2

outperformed municipals during flights to quality in the fall of 1998. Then as the domestic impact of global recession became less of a concern in the winter, the appeal of higher quality investments waned and investors returned to equity markets.
   We believe municipal bond funds provide diversification that can help reduce the volatility of a portfolio heavily weighted in equities. Municipal bond funds can also help provide for potential high income, free from both federal and Minnesota state taxes.
   In the pages that follow, your Fund's portfolio manager, Elizabeth H. Howell, reviews the performance of each Minnesota municipal bond fund and provides her outlook for the remainder of the year. Thank you for your continued confidence in Delaware Investments.

Sincerely,



/s/ Jeffrey J. Nick
-----------------------------------
JEFFREY J. NICK
Chairman, President and
Chief Executive Officer
Delaware Investments Family of Funds

CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
                                                         Six Months Ended
                                                         February 28, 1999
--------------------------------------------------------------------------------
Tax-Free Minnesota Fund A Class                                +1.94%
Minnesota Insured Fund A Class                                 +1.81%
Lipper Minnesota Municipal Debt Fund Average (47 funds)        +1.92%
--------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund A Class                   +1.54%
Lipper Other States Intermediate Municipal Debt Fund
 Average (80 funds)                                            +1.96%
--------------------------------------------------------------------------------
Minnesota High Yield Municipal Bond Fund A Class               +1.88%
Lipper High Yield Municipal Debt Fund Average (53 funds)       +1.46%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                           +2.62%
Lehman Brothers Insured Municipal Bond Index                   +2.54%
Lehman Brothers Five-Year Municipal Bond Index                 +2.82%

All performance shown above is at net asset value and assumes reinvestment of distributions. Past performance does not guarantee future results. Performance of other Fund classes varies due to different charges and expenses. The unmanaged Lehman Brothers Indexes are composed of bonds with a variety of quality ratings from many states. Complete performance information for all funds can be found on pages 8 and 9.

Jeffrey J. Nick Named Chairman
On December 17, 1998, Jeffrey J. Nick was named Chairman of the Delaware Investments Family of Funds. He replaces Wayne A. Stork who has retired as Chairman of the Board of Directors, but continues to serve as a Board Member. Mr. Nick was named President and Chief Executive Officer of Delaware Investments Family of Funds in October 1997. He has been CEO of Lincoln National Investment Companies, an indirect parent company of Delaware Investments, since October 1996 and previously managed Lincoln's operations in the United Kingdom. Mr. Nick holds an MBA from the University of Chicago and a Bachelor of Arts degree from Princeton University.

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                                                                            3

Portfolio Manager's Review

BY ELIZABETH H. HOWELL
Vice President/Senior Portfolio Manager
March 12, 1999

In 1998, state and local governments issued municipal bonds at a near-record volume. New municipal bond issues reached $285 billion in 1998, second only to the record $292 billion issued in 1993. Education issues led the way, followed by bonds sold to fund health care and transportation projects.
TAX-FREE MINNESOTA FUND'S DURATION WAS SLIGHTLY LONGER THAN OUR PEER GROUP, ALLOWING US TO TAKE ADVANTAGE OF THE HIGHER YIELDS OFFERED BY LONGER-TERM SECURITIES.
   New bond issuance cooled off substantially over the first two months of 1999. At just $13.8 billion, January's new issue volume was down 24% from the same period in 1998 (Source: The Bond Buyer). The supply drought continued in February, driven by reduced refunding activity and growing municipal government surpluses. Reduced municipal bond supply early in 1999 helped keep prices from falling as quickly as Treasuries in the wake of stronger-than-expected U.S. economic growth.
   Throughout the final four months of 1998, Minnesota municipalities continued to issue bonds at the brisk pace set earlier in the year. An expanding state economy and lower interest rates helped create an attractive environment to issue debt.
   With interest rates at or near 25-year lows, many municipalities refinanced bonds to pay off older, higher interest debt. Just as happened nationally, however, new municipal bond issues in Minnesota fell sharply in 1999.

TAX-FREE MINNESOTA FUND
Tax-Free Minnesota Fund provided a total return of +1.94% (Class A shares at net asset value with distributions reinvested) for the six months ended February 28, 1999.
   This performance slightly exceeded the average return of the Fund's peers in the Lipper Minnesota Municipal Debt Fund category, but fell short of the Lehman Brothers Municipal Bond Index, the Fund's unmanaged benchmark. The Lehman Brothers index, however, is composed of bonds from many states and does not reflect municipal bond performance specifically in the state of Minnesota.
   We selected bonds for Tax-Free Minnesota Fund which we believed had the potential to improve total return for the portfolio and provide a competitive dividend yield. The majority of the Fund's assets were invested in high-quality health care, housing, and power authority issues.
   Within these categories, we focused on new bonds selling for less than their face value with strong credit ratings. We also sought bonds with at least 10 years of call protection. This helped protect the Fund from the possibility that bond issuers would pay off their loans early due to falling interest rates.



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   4

   As of February 28, 1999, Tax-Free Minnesota Fund's average effective duration was 6.6 years. This allowed us to take advantage of the higher yields offered by longer term securities. Despite the robust performance of the U.S. economy in recent months, in our opinion, global recession should dampen U.S. economic growth, keeping inflation very low and favoring lower interest rates in the foreseeable future.

MINNESOTA INSURED FUND
Minnesota Insured Fund provided a total return of +1.81% (Class A shares at net asset value with distributions reinvested) for the six months ended February 28, 1999.
   This return was slightly less than the average return of other Minnesota insured municipal bond funds. The Fund also underperformed the unmanaged Lehman Brothers Insured Municipal Bond Index. The Lehman Brothers index, however, is composed of insured municipal bond funds from many states, not just in the state of Minnesota.
   In 1998, more than 50% of all new municipal issues carried insurance according to Securities Data Corporation, up from 23% of all new municipal issues in 1988. This demonstrates growing demand for the added security of insured municipal debt. The bonds in Tax-Free Minnesota Insured Fund's portfolio are protected by private insurance, which guarantees the timely payment of principal and interest. All of the insured bonds in the Fund carry AAA ratings. IN MOST CASES, ONCE A BOND IS PRE-REFUNDED WE CONTINUE TO HOLD IT. THIS ALLOWS THE FUND TO COLLECT AN ATTRACTIVE LEVEL OF CURRENT INCOME AND BENEFIT FROM BETTER PROTECTION OF PRINCIPAL.
   Over the last six months, more than 13% of the Fund's holdings were pre-refunded. Issuers often pre-refund their bonds when interest rates are low in order to reduce their interest costs. Pre-refunded bonds help the Fund because:
o The credit quality increases. Pre-refunded bonds are backed by investments in U.S. government bonds, which are held in a separate escrow account.
o The price increases because the bond will be paid off at the first call option. In general, prices for shorter bonds benefit from reduced sensitivity to interest rate fluctuations.




PORTFOLIO HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
FEBRUARY 28, 1999
                                  Tax-Free        Minnesota    Tax-Free Minnesota        Minnesota High Yield
                               Minnesota Fund   Insured Fund    Intermediate Fund         Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------
Average Maturity                  20.0 years      18.3 years        13.1 years                23.0 years
Average Effective Maturity*       7.99 years      7.79 years        7.30 years               13.46 years
Effective Duration                 6.6 years       6.0 years         5.9 years                 8.1 years
AMT Income**                         None           21.80%             None                      None
Current 30-Day SEC Yield
(A Class)                            3.87%           3.61%             3.84%                     5.04%
(B Class)                            3.27%           3.00%             3.09%                     4.48%
(C Class)                            3.27%           2.99%             3.10%                     4.47%

 *Average effective maturity takes into consideration all prepayments, puts, and adjustable coupons.
**Percentage of income generated for the six months ended February 28, 1999 that was subject to the federal alternative minimum tax.

                                                                        for tax-
                                                                         exempt
                                                                         income
                                                                            5

   In most cases, once a bond is pre-refunded we continue to hold it. This allows the Fund to collect an attractive level of current income and benefit from better protection of principal.

TAX-FREE MINNESOTA
INTERMEDIATE FUND
Tax-Free Minnesota Intermediate Fund provided a total return of +1.54% (Class A shares at net asset value with distributions reinvested) for the six months ended February 28, 1999.
OUR LOW-TURNOVER APPROACH TO INVESTING HELPED LIMIT TAXABLE DISTRIBUTIONS TO OUR SHAREHOLDERS.
   The Fund modestly underperformed a peer group of municipal bond funds from a variety of states which invest in intermediate length securities. We were also unable to keep pace with the Fund's multi-state benchmark, the Lehman Brothers Five-Year Municipal Bond Index.
   This underperformance can be partially explained by the Fund's average effective duration. As of February 28, 1999, Tax-Free Minnesota Intermediate Fund's duration was positioned at 5.9 years. This prevented us from taking advantage of the higher yields of longer-term investments. As securities in the Fund's portfolio mature, we will strive to keep Tax-Free Minnesota Intermediate Fund's duration close to the average for all intermediate funds.
   Our primary goal for Tax-Free Minnesota Intermediate Fund is a high tax-free dividend. We believe that intermediate-term bonds in Minnesota help us achieve this goal by offering an attractive balance between the reduced price volatility of short-term bonds and the higher income potential of longer bonds.
   Consistent with our other Minnesota funds, we attempted to minimize capital gains for Tax-Free Minnesota Intermediate Fund by holding onto bonds that appreciated in value. Our low-turnover approach to investing helped limit taxable distributions to our shareholders.




ASSET MIX

-----------------------------------------------------------------------------------------------------
FEBRUARY 28, 1999

                           Tax-Free        Minnesota      Tax-Free Minnesota     Minnesota High Yield
                        Minnesota Fund   Insured Fund     Intermediate Fund       Municipal Bond Fund
-----------------------------------------------------------------------------------------------------
Housing                      17.8%           18.2%               6.2%                    50.6%
Health Care                  20.4%           20.4%              20.4%                    19.9%
General Obligation           12.6%           16.6%               3.4%                     3.1%
Power Authority              18.7%            9.2%               6.3%                     2.6%
Pre-Refunded                  9.6%           18.4%              26.4%                     0.4%
Education                     4.8%            --                 3.3%                     3.6%
Industrial                    8.3%            --                15.0%                     3.4%
Water and Sewer               2.5%            --                 3.0%                     4.7%
Transportation                 --             0.6%               --                       --
City Agencies                  --             --                 --                       3.1%
Miscellaneous                 1.9%            --                 3.7%                     4.2%
Escrowed to Maturity          1.3%           13.7%              11.8%                     --
Cash and Other                2.1%            2.9%               0.5%                     4.4%


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for tax-
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   6

MINNESOTA HIGH YIELD
MUNICIPAL BOND FUND
Minnesota High Yield Municipal Bond Fund provided a total return of +1.88% (Class A shares at net asset value with distributions reinvested) for the six months ended February 28, 1999.
   The Fund's six-month performance modestly surpassed the average return of other Minnesota municipal bond funds, but lagged the benchmark Lehman Brothers Municipal Bond Index, which is composed of bonds with a variety of credit ratings.
   Over the last six months, we increased Minnesota High Yield Municipal Bond Fund's holdings of non-rated bonds which now represent more than 66% of the portfolio. In most cases, these bonds were issued by small, rural municipalities looking to avoid the expense of obtaining a Standard and Poor's or Moody's rating.
WE RIGOROUSLY RESEARCH NON-RATED BOND ISSUES BEFORE WE PURCHASE THEM AND CONTINUE TO MONITOR THEIR CREDIT QUALITY ON A REGULAR BASIS.
   We rigorously research non-rated bond issues before we purchase them and continue to monitor their credit quality on a regular basis. By investing in non-rated bonds, which generally offer higher yields, we were able to generate higher income for Minnesota High Yield Municipal Bond Fund's shareholders.
   Shareholders also benefited from Minnesota High-Yield Municipal Bond Fund's tax-efficient portfolio management. In 1998, we held onto our appreciated bonds and paid no capital gains.




CREDIT QUALITY

-------------------------------------------------------------------------------------------------------
FEBRUARY 28, 1999

                            Tax-Free        Minnesota       Tax-Free Minnesota     Minnesota High-Yield
                         Minnesota Fund   Insured Fund      Intermediate Fund      Municipal Bond Fund
-------------------------------------------------------------------------------------------------------
AAA                           54.2%          100.0%                35.1%                    9.0%
AA                            10.3%            0.0%                10.9%                    4.8%
A                             16.7%            0.0%                10.5%                   11.2%
BBB                            7.0%            0.0%                22.9%                    7.6%
BB                             0.0%            0.0%                 0.0%                    0.5%
B                              0.0%            0.0%                 0.0%                    0.0%
Unrated                       11.8%            0.0%                20.6%                   66.9%
-------------------------------------------------------------------------------------------------------
Average Quality                AA-             AAA                  AA-                     BBB+


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                                                                         exempt
                                                                         income
                                                                            7

OUTLOOK
After a brief slowdown last summer, the U.S. economy regained its momentum in the fourth quarter. U.S. Gross Domestic Product grew at a 5.6% annual rate over the last three months of 1998, largely driven by robust consumer spending. In fact, consumer spending in 1998 grew at its fastest pace in more than 14 years (Source: Bloomberg Business News).
   Early indications suggest this momentum has carried over into the new year. In February, U.S. retail sales rose for the seventh consecutive month. We believe that rising personal incomes, low interest rates and low unemployment should promote continued vigorous spending in 1999.
IN MINNESOTA, THE BUDGET SURPLUS WAS 20% -- TWICE THE NATIONAL AVERAGE.
   State economies have also benefited from high employment rates and growing tax revenues. According to the National Conference of State Legislatures, which monitors the fiscal performance of state governments, the states are in their best fiscal health since 1980. In 1998, the average state government had a 10% budget surplus. In Minnesota, the budget surplus was 20% - twice the national average.
   Over the first few months of 1999, strong national and state economies have increased investors' concerns that the Federal Reserve may need to raise interest rates to fend off inflation. Thus far, however, with inflation running at approximately 1.7%, this has not been necessary. In our opinion, global weakness, particularly in Asia, South America and Russia, could dampen economic growth in the U.S., reducing the need for higher interest rates.
   Last summer, we saw that domestic financial markets can be vulnerable to shocks from overseas. Should conditions in world economies worsen in 1999, U.S. stock market volatility could increase. This may create stronger demand for fixed-income investments. Regardless of market conditions, in our view, municipal bond funds offer attractive opportunities for investors seeking the more moderate risk associated with fixed-income investments and tax-free dividends.



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 exempt
 income
   8

Performance Summary


TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH FEBRUARY 28, 1999

                              Lifetime      Ten Years    Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 2/27/84)
   Excluding Sales Charge      +8.80%         +7.50%       +6.05%       +5.53%
   Including Sales Charge      +8.52%         +7.08%       +5.24%       +1.60%
--------------------------------------------------------------------------------
Class B (Est. 3/11/95)
   Excluding Sales Charge      +6.83%                                   +4.75%
   Including Sales Charge      +6.20%                                   +0.75%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
   Excluding Sales Charge      +6.30%                                   +4.74%
   Including Sales Charge      +6.30%                                   +3.74%




MINNESOTA INSURED FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH FEBRUARY 28, 1999

                              Lifetime      Ten Years    Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 5/1/87)
   Excluding Sales Charge      +7.40%         +7.43%       +5.57%       +5.16%
   Including Sales Charge      +7.06%         +7.02%       +4.77%       +1.18%
--------------------------------------------------------------------------------
Class B (Est. 3/7/95)
   Excluding Sales Charge      +6.40%                                   +4.37%
   Including Sales Charge      +5.77%                                   +0.37%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
   Excluding Sales Charge      +5.91%                                   +4.47%
   Including Sales Charge      +5.91%                                   +3.47%

Performance for all Funds includes reinvestment of distributions and applicable sales charge as described below. Return and share value will fluctuate so that shares when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Performance for Class B and C shares excluding sales charge assumes either contingent deferred sales charges did not apply or the investment was not redeemed. Returns reflect a voluntary expense limitation in effect at the time. Returns would have been lower without the limitation.

Class A shares of each Fund have a 3.75% maximum front-end sales charge, except Tax-Free Minnesota Intermediate Fund, which has a 2.75% maximum front-end sales charge. All Funds have a 12b-1 fee.
Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year for each Fund except Tax-Free Minnesota Intermediate Fund, which is subject to a contingent deferred sales charge of up to 2% if redeemed before the end of the third year.
Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

                                                                        for tax-
                                                                         exempt
                                                                         income
                                                                            9

TAX-FREE MINNESOTA INTERMEDIATE FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH FEBRUARY 28, 1999

                              Lifetime      Ten Years    Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 10/27/85)
   Excluding Sales Charge      +6.04%         +5.98%       +4.92%       +3.90%
   Including Sales Charge      +5.83%         +5.68%       +4.34%       +1.01%
--------------------------------------------------------------------------------
Class B (Est. 8/15/95)
   Excluding Sales Charge      +4.46%                                   +3.11%
   Including Sales Charge      +4.46%                                   +1.13%
--------------------------------------------------------------------------------
Class C (Est. 4/30/94)
   Excluding Sales Charge      +4.62%                                   +3.12%
   Including Sales Charge      +4.62%                                   +2.13%




MINNESOTA HIGH YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH FEBRUARY 28, 1999

                              Lifetime      One Year
--------------------------------------------------------------------------------
Class A (Est. 6/4/96)
   Excluding Sales Charge      +8.77%         +5.98%
   Including Sales Charge      +7.26%         +1.98%
--------------------------------------------------------------------------------
Class B (Est. 6/12/96)
   Excluding Sales Charge      +8.88%         +5.22%
   Including Sales Charge      +7.91%         +1.22%
--------------------------------------------------------------------------------
Class C (Est. 6/7/96)
   Excluding Sales Charge      +8.02%         +5.22%
   Including Sales Charge      +8.02%         +4.22%


Please turn to page 8 for important additional information. All performance includes reinvestment of distributions and sales charges as described on page 8. Past performance is not a guarantee of future results.

10 for tax-exempt income

Financial Statements
VOYAGEUR TAX-FREE FUNDS, INC.
DELAWARE - VOYAGEUR TAX-FREE MINNESOTA FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                          ----------------------
MUNICIPAL BONDS - 97.88%
GENERAL OBLIGATION BONDS - 12.55%
Farmington Independent School District Number 192
   Capital Appreciation Series B Zero
   Coupon 2/1/20 ........................................ $2,650,000  $  897,423
Farmington Independent School District Number 192
   Capital Appreciation Series B Zero
   Coupon 2/1/21 ........................................  2,500,000     801,700
Hennepin County 5.75% 10/1/10 ...........................  7,990,000   8,640,386
Hutchinson Independent School District Series A
   (MN School District Enhanced)
   5.85% 2/1/18 .........................................  1,700,000   1,866,872
Lakeville Independent School District #194 Capital
   Appreciation Series B Zero
   Coupon 2/1/19 ........................................  8,000,000   2,824,800
Lakeville Independent School District #194,
   Inverse Floater (MBIA) 6.92% 2/1/15 ..................  4,250,000   4,411,288
Mahtomedi Independent School District #832
   Series B Zero Coupon (MBIA) 2/1/14 ...................  1,540,000     753,691
Minneapolis Convention Center Facilities, Inverse
   Floater 7.42% 4/1/14 .................................    850,000     945,353
Minneapolis Sports Arena Project, Inverse Floater
   6.78% 10/1/20 ........................................  4,220,000   4,407,241
Minneapolis Sports Arena Project, Inverse Floater
   6.82% 4/1/14 .........................................    580,000     626,835
Minneapolis Unlimited Tax Series 1992
   6.30% 10/1/08 ........................................  1,750,000   1,903,318
Minnetonka Independent School District #276
   (FSA) 5.75% 2/1/22 ...................................  4,550,000   4,904,081
North St. Paul Maplewood Independent School
   District #622, Inverse Floater
   6.87% 2/1/20 .........................................  2,250,000   2,273,288
Puerto Rico Commonwealth 5.25% 7/1/18 ...................  1,250,000   1,307,363
Puerto Rico Commonwealth Public Improvement
   4.50% 7/1/23 .........................................  1,000,000     923,400
Rochester Tax Increment 6.50% 12/1/04 ...................  1,000,000   1,006,960
Rosemount - Apple Valley Independent School
   District #196 Inverse Floater (FSA)
   8.37% 4/1/15 .........................................  4,000,000   4,544,800
Rosemount Independent School District #196
   Series B Zero Coupon (FSA) 4/1/11 ....................  2,600,000   1,510,028
Rosemount Independent School District #196 Zero
   Coupon (FSA) 4/1/12 ..................................  1,850,000   1,014,133
Rosemount Independent School District #196 Zero
   Coupon (FSA) 4/1/13 ..................................  1,915,000     988,906
Rosemount Independent School District #196,
   Inverse Floater 4/1/15 ...............................  1,375,000   1,477,259
Sartell Independent School District #748 Zero
   Coupon (MBIA) 2/1/13 .................................    540,000     281,043
Sartell Independent School District #748 Zero
   Coupon (MBIA) 2/1/15 .................................  1,075,000     491,469

                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                          ----------------------
MUNICIPAL BONDS (CONTINUED)
GENERAL OBLIGATION BONDS (CONTINUED)
Sartell Independent School District #748 Zero
   Coupon (MBIA) 2/1/16 ................................. $1,750,000 $   766,710
Sartell Independent School District #748 Zero
   Coupon (MBIA) 2/1/17 .................................  1,600,000     649,200
Spring Lake Park Independent School District #16,
   Inverse Floater (MBIA) 7.02% 2/1/17 ..................  1,000,000   1,048,280
St Paul Tax Increment - Block 39
   Project A 4.75% 2/1/25 ...............................  2,000,000   1,916,520
Washington County 5.90% 2/1/10 ..........................  1,680,000   1,770,602
                                                                      ----------
                                                                      54,952,949
                                                                      ----------
HIGHER EDUCATION REVENUE BONDS - 4.77%
Minnesota Higher Education Augsburg College Series
   4F1 6.25% 5/1/23 .....................................  1,000,000   1,063,680
Minnesota Higher Education Carleton College
   5.75% 11/1/12 ........................................  4,000,000   4,300,400
Minnesota Higher Education Facilities Revenue
   Hamline University 6.00% 10/1/12 .....................  1,250,000   1,331,225
Minnesota Higher Education Facilities Revenue
   Hamline University 6.00% 10/1/16 .....................  1,790,000   1,876,368
Minnesota Higher Education St. Benedicts College
   6.20% 3/1/16 .........................................  1,000,000   1,065,850
Minnesota Higher Education St. Thomas University
   Series R2 5.60% 9/1/14 ...............................  1,000,000   1,038,840
University Of Minnesota Series A
   5.50% 7/1/21 .........................................  9,500,000  10,214,020
                                                                      ----------
                                                                      20,890,383
                                                                      ----------
HOSPITAL REVENUE BONDS - 20.36%
Bemidji Hospital Facilities Revenue North County
   Health 6.05% 9/1/16 ..................................    600,000     635,250
Bemidji Hospital Facilities Revenue North County
   Health 6.05% 9/1/24 ..................................  1,825,000   1,927,054
Brainerd Benedictine Health Care Systems for
   St.Joseph's Hospital (Connie Lee)
   6.00% 2/15/12 ........................................  2,250,000   2,432,408
Duluth Economic Development Authority Benedictine
   for St. Luke's Hospital (Connie Lee)
   6.40% 5/1/18 .........................................  3,295,000   3,566,080
Duluth Economic Development Authority St. Luke's
   Hospital (Connie Lee) 6.00% 2/15/20 ..................  9,450,000  10,148,072
Little Canada Health Care 1992 (Presbyterian
   Homes Guaranteed) 7.25% 7/1/12 .......................  1,000,000   1,043,370
Minneapolis Fairview Hospital Series 91B (MBIA)
   6.50% 1/1/11 .........................................  3,000,000   3,244,530
Minneapolis Health Care American Baptist Homes
   8.70% 11/1/09 ........................................  2,485,000   2,750,796
Minneapolis/St. Paul Housing & Redevelopment
   Authority HealthOne (MBIA)
   7.40% 8/15/11 ........................................  1,360,000   1,450,358
                                                        for tax-exempt income 11

--------------------------------------------------------------------------------

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ----------------------
MUNICIPAL BONDS (CONTINUED)
HOSPITAL REVENUE BONDS (CONTINUED)
Minneapolis/St. Paul Housing & Redevelopment
   Authority Children's Hospital Health Care,
   Inverse Floater 7.52% 8/15/25 ........................ $6,500,000 $ 6,995,495
Minneapolis/St. Paul Housing & Redevelopment
   Authority Health Care System for Healthspan
   Series A (AMBAC) 4.75% 11/15/18 ......................  3,300,000   3,201,165
Robbinsdale North Memorial Medical (AMBAC)
   5.50% 5/15/23 ........................................ 10,725,000  11,030,019
Rochester Health Care Facilities Revenue Mayo
   Foundation Series B 5.50% 11/15/27 ...................  5,000,000   5,216,400
Rochester Health Care Facilities Revenue Reg IRS
   for Mayo Clinic, Series H Inverse Floater
   7.86% 11/15/15 .......................................  3,500,000   4,069,555
Springfield St. John's Lutheran Home Revenue
   8.50% 11/1/19 ........................................    600,000     629,670
St. Cloud Hospital Facilities Revenue for St. Cloud
   Hospital (AMBAC) 5.30% 10/1/20 .......................  7,250,000   7,386,590
St. Louis Park Commercial Development Revenue for
   G & N L P Project (Methodist Hospital Guaranteed)
   7.25% 6/1/13 .........................................  1,120,000   1,188,645
St. Louis Park Methodist Hospital (AMBAC)
   5.20% 7/1/23 ......................................... 10,220,000  10,268,443
St. Paul Housing & Redevelopment Hospital
   Revenue for Health East Series A
   6.625% 11/1/17 .......................................  8,680,000   8,992,654
St. Paul Minnesota Housing & Redevelopment Authority
   Health Care Facilities Revenue Regions Hospital
   Project 5.30% 5/15/28 ................................  3,000,000   2,896,140
                                                                      ----------
                                                                      89,072,694
                                                                      ----------
HOUSING REVENUE BONDS - 17.83%
Austin Housing & Redevelopment Authority
   Courtyard Residence Series 95A
   7.25% 1/1/26 .........................................    500,000     548,300
Bloomington Housing & Redevelopment Authority
   Senior Summerhouse Bloomington Project
   6.125% 5/1/35 ........................................  3,420,000   3,456,662
Brooklyn Center Multifamily Housing Revenue Bonds
   Family Housing Project Section 8
   5.90% 1/1/20 .........................................  2,250,000   2,339,370
Burnsville Multifamily Bridgeway Apartments (FHA)
   7.625% 2/1/24 ........................................  3,370,000   3,594,914
Burnsville Multifamily Coventry Court Apartments
   Project (FHA) 7.50% 9/1/17 ...........................  1,000,000   1,029,830
Carver County Housing & Redevelopment Authority
   Multifamily Revenue Lake Grace Apartments
   6.00% 7/1/28 .........................................  1,435,000   1,509,319
Dakota County Housing & Redevelopment Authority
   Single Family (GNMA ) 8.10% 3/1/16 ...................     70,000      72,100
Eagan Forest Ridge Apartments Project
   (FHA) 7.50% 9/1/17 ...................................  1,000,000   1,032,270
Eden Prairie Multifamily Revenue Eden Investments
   (FHA) 7.40% 8/1/25 ...................................    400,000     418,012

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                         -----------------------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Eden Prairie Multifamily Windslope Apartments
   Section 8 Housing 7.10% 11/1/17 ...................... $1,585,000  $1,681,558
Eden Prarie Multifamily Homes Tanager Creek
   (GNMA) 8.05% 6/20/31 .................................  7,605,000   8,800,278
Edina Park Plaza Multifamily Housing
   (FHA) 7.50% 12/1/09 ..................................  1,440,000   1,492,502
Edina Park Plaza Multifamily Housing (FHA)
   7.70% 12/1/28 ........................................  1,250,000   1,290,013
Hopkins Renaissance Multifamily Housing Section 8
   6.375% 4/1/20 ........................................  1,000,000   1,066,150
Little Canada Multifamily Housing Revenue Housing
   Alternative Development Company Project
   Series A 6.10% 12/1/17 ...............................  1,675,000   1,719,304
Little Canada Multifamily Housing Revenue Housing
   Alternative Development Company Project
   Series A 6.25% 12/1/27 ...............................  2,900,000   2,986,188
Minneapolis Housing Facility Revenue for Augustana
   Chapel View Project Series 1993
   7.00% 4/1/18 .........................................  1,000,000   1,020,830
Minneapolis Multifamily Mortgage for Seward Towers
   Project (GNMA) 7.375% 12/20/30 .......................  4,000,000   4,178,160
Minneapolis-Nicollet Towers Multifamily Housing
   Section 8 Housing 6.00% 12/1/19 ......................  2,000,000   2,124,060
Minnesota Housing Finance Agency Multifamily
   Housing 6.95% 2/1/14 .................................  1,500,000   1,590,360
Minnesota Housing Finance Agency Multifamily
   Housing Series 92A 6.95% 8/1/17 ......................    745,000     794,885
Minnesota Housing Finance Agency Rental Housing
   Series B 6.25% 8/1/22 ................................    985,000     996,220
Minnesota Housing Finance Agency Single Family
   Mortgage Series B 7.30% 7/1/10 .......................    120,000     123,038
Minnesota Housing Finance Agency Single Family
   Mortgage Series D 7.30% 7/1/09 .......................    270,000     276,926
Minnesota Housing Finance Agency Single Family
   Mortgage Series 91C 7.10% 7/1/11 .....................    970,000   1,019,305
Minnetonka Multifamily Beacon Hill Project
   (Presbyterian Homes Guaranteed)
   7.70% 6/1/25 .........................................  2,000,000   2,152,020
Oakdale Housing - Oak Meadows Project
   7.00% 4/1/27 .........................................  6,800,000   7,258,184
Park Rapids Multifamily Revenue The Court
   Apartments Project Section 8
   6.30% 2/1/20 .........................................  3,235,000   3,289,089
Spring Park Minnesota Twin Birch Health Care Center
   (Guarantor: Presbyterian Homes of Minnesota)
   8.25% 8/1/11 .........................................    600,000     635,382
St. Cloud Germain Towers Housing Series 1993
   Section 8 5.90% 9/1/20 ...............................  2,000,000   2,075,200
St. Louis Park Residential Mortgage Revenue for Single
   Family (GNMA) 7.25% 4/20/23 ..........................  1,218,000   1,277,365
St. Louis Park Multifamily Housing Revenue Community
   Housing (FHA) 6.25% 12/1/28 ..........................  3,855,000   4,122,190

12 for tax-exempt income

--------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                        ------------------------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
St. Louis Park Multifamily Westwind Apartments
   Housing (GNMA) 5.75% 1/1/29 ..........................$ 3,865,000 $ 4,005,763
St. Paul Housing & Redevelopment Agency (Executive
   Life Guaranteed Investment Contract) Como
   Lake Project (FHA) 7.50% 3/1/26 ......................  1,000,000     980,000
St. Paul Housing & Redevelopment Single Family
   Mortgage (FNMA) 6.90% 12/1/21 ........................  1,525,000   1,607,609
St. Paul Housing & Redevelopment Single Family
   Mortgage (FNMA) 6.90% 12/1/11 ........................     51,000      52,547
Stillwater Multifamily Housing Stillwater Cottages
   7.00% 11/1/27 ........................................  1,000,000   1,031,000
Wadena Housing & Redevelopment Agency Humphrey
   Manor - Section 8 6.00% 2/1/19 .......................  2,130,000   2,220,610
Wells Housing & Redevelopment Agency Broadway
   Apartment Project - Section 8
   7.00% 1/1/19 .........................................  1,050,000   1,118,922
Willmar Housing & Redevelopment Agency
   Highland Apartments - Section 8
   5.85% 6/1/19 .........................................  1,050,000   1,089,522
                                                                      ----------
                                                                      78,075,957
                                                                      ----------
INDUSTRIAL DEVELOPMENT REVENUE BONDS - 8.25%
Andover Development Revenue Downtown Center
   Project Series A 7.00% 12/1/12 .......................  1,000,000   1,064,280
Anoka Resource Recovery Revenue for Northern State
   Power Co Series 85 7.15% 12/1/08 .....................  1,000,000   1,042,060
Becker Pollution Control Revenue for Northern
   States Power Co Series 89A 6.80% 4/1/07 ..............  2,000,000   2,044,780
Cloquet Pollution Control Revenue for Potlatch
   Corporation 5.90% 10/1/26 ............................ 15,000,000  15,853,050
East Grand Forks for American Crystal Sugar
   Pollution Control Revenue 7.75% 4/1/18 ...............  1,230,000   1,328,511
International Falls Pollution Control Revenue
   5.60% 12/1/22 ........................................  1,500,000   1,465,365
Richfield Commercial Development Revenue for
   Richfield Shoppes 8.375% 10/1/13 .....................  2,200,000   2,510,178
Seaway Port Authority Duluth Industrial Development
   Dock & Wharf Revenue Cargill Project
   Series E 6.125% 11/1/14 ..............................  4,500,000   4,927,230
St. Cloud Commercial Development Revenue for
   Northwest Center Association
   7.50% 8/1/12 .........................................  4,283,971   4,551,334
St. Paul Minnesota Port Authority Commercial
   Development Revenue Fort Rd Medical (Asset Gty)
   7.50% 9/1/02 .........................................  1,300,000   1,327,495
                                                                       ---------
                                                                      36,114,283
                                                                      ----------
LEASE/CERTIFICATES OF PARTICIPATION - 0.64%
Beltrami County Housing & Redevelopment Authority
   Revenue 6.20% 2/1/14 .................................  1,010,000   1,072,378
West St. Paul Commercial Mortgage K-Mart Lease
   7.00% 11/1/07 ........................................  1,563,219   1,713,883
                                                                       ---------
                                                                       2,786,261
                                                                       ---------

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                         -----------------------
 MUNICIPAL BONDS (CONTINUED)
 POWER AUTHORITY REVENUE BONDS - 18.74%
 Bass Brook Pollution Control Revenue for Minnesota
   Power & Light 6.00% 7/1/22 ...........................$17,490,000 $18,370,466
 Bass Brook Pollution Control Revenue for Minnesota
   Power & Light Company (MBIA)
   6.00% 7/1/22 .........................................  1,750,000   1,871,030
 Northern Minnesota Municipal Power Agency Minnesota
   Electric Systems 4.75% 1/1/20 ........................  7,100,000   6,907,306
 Northern Minnesota Municipal Power Agency (FSA)
   5.25% 1/1/13 .........................................  4,000,000   4,208,760
 Northern Minnesota Municipal Power Agency Electric
   System Revenue (AMBAC) 5.50% 1/1/18 ..................  9,200,000   9,528,072
 Northern Minnesota Municipal Power Agency Zero
   Coupon (AMBAC) 1/1/09 ................................  3,815,000   2,484,938
 Northern Municipal Power Agency Minnesota Electric
   Systems Revenue 5.40% 1/1/15 .........................  2,000,000   2,109,040
 Puerto Rico Electric Power Authority Power Revenue
   Series DD Inverse Floater (FSA)
   5.83% 7/1/19 .........................................  3,050,000   2,772,694
 Puerto Rico Electric Power Authority Series EE
   4.75% 7/1/24 .........................................  5,000,000   4,752,350
 Puerto Rico Electric Power Authority Series X
   5.50% 7/1/25 .........................................  2,930,000   3,037,355
 Puerto Rico Electric Power Authority Series Z
   5.25% 7/1/21 .........................................  1,500,000   1,512,735
 Southern Minnesota Municipal Power Agency (FGIC)
   5.75% 1/1/18 .........................................  2,000,000   2,117,700
 Southern Minnesota Municipal Power Agency (MBIA)
   4.75% 1/1/16 .........................................  7,200,000   7,092,093
 Southern Minnesota Municipal Power Agency (MBIA)
   5.75% 1/1/18 .........................................  7,770,000   8,226,422
 Southern Minnesota Municipal Power Agency Supply
   System (AMBAC) 5.50% 1/1/15 ..........................  1,560,000   1,623,679
 Southern Minnesota Municipal Power Agency Zero
   Coupon (MBIA) 1/1/19 .................................  6,785,000   2,524,020
 Southern Minnesota Municipal Power Agency Zero
   Coupon (MBIA) 1/1/21 .................................  5,000,000   1,655,000
 Southern Minnesota Municipal Power Agency Power
   Supply System Revenue Capital Appreciation -
   Series A Zero Coupon 1/1/27 ..........................  3,000,000     720,930
 Western Municipal Power Agency Revenue
   6.125% 1/1/16 ........................................    525,000     526,612
                                                                      ----------
                                                                      82,041,202
                                                                      ----------
*PRE-REFUNDED/ESCROWED TO MATURITY BONDS - 10.92%
 Albert Lea St. John's Lutheran Home Project
   8.50% 11/1/19-99 .....................................  1,000,000   1,065,430
 Blaine Industrial Development Revenue (Ball Corp.)
   (Escrowed to Maturity) 8.25% 12/1/99 .................    250,000     259,668
 Blaine Industrial Development Revenue (Ball Corp.)
   (Escrowed to Maturity) 8.25% 12/1/00 .................    300,000     324,948
 Bloomington Tax Increment (Escrowed to Maturity)
   9.75% 2/1/08 .........................................    500,000     649,985
 Brainerd Independent School District #181
   7.00% 6/1/11-01 ......................................    390,000     417,444
                                                        for tax-exempt income 13

--------------------------------------------------------------------------------

                                                           PRINCIPAL    MARKET
                                                            AMOUNT      VALUE
                                                         -----------------------
 MUNICIPAL BONDS (CONTINUED)
*PRE-REFUNDED/ESCROWED TO MATURITY BONDS (CONTINUED)
 Faribault Independent School District #656 (MN
   School District Credit Enhanced)
   6.10% 6/1/10-04 ......................................$ 1,000,000 $ 1,093,450
 Glencoe/Mcleod County Health Care
   8.50% 12/1/15-00 .....................................    500,000     543,680
 Kenyon Wanamingo Independent School District
   (MBIA) 6.00% 2/1/18-05 ...............................  2,350,000   2,575,718
 Maplewood Independent School District #622
   (FSA) 7.10% 2/1/25-05 ................................ 10,000,000  11,672,714
 Minnesota Public Facilities Authority Water Pollution
   Control Series 90A 7.10% 3/1/12-00 ...................  1,990,000   2,104,942
 Minnesota Public Facilities Authority Water
   Pollution Control 6.95% 3/1/13-01 ....................  5,220,000   5,677,324
 Minnesota Public Facilities Authority Water
   Pollution Control 6.25% 3/1/16-05 ....................  4,400,000   4,960,472
 Owatanna Public Utilities 6.75% 1/1/16-01 ..............  1,000,000   1,058,820
 Pine Island Independent School District #255
   (FSA) 6.625% 6/1/12-01 ...............................    240,000     254,969
 Pine Island Independent School District #255
   (FSA) 6.625% 6/1/13-01 ...............................    310,000     329,335
 Pine Island Independent School District #255
   (FSA) 6.625% 6/1/14-01 ...............................    330,000     350,582
 Pine Island Independent School District #255
   (FSA) 6.625% 6/1/15-01 ...............................    355,000     377,141
 Pine Island Independent School District #255
   (FSA) 6.625% 6/1/16-01 ...............................    380,000     403,700
 Plainview Independent School District #810
   6.70% 2/1/06-03 ......................................    385,000     420,817
 Plainview Independent School District #810
   6.75% 2/1/08-03 ......................................    445,000     487,195
 Plainview Independent School District #811
   6.75% 2/1/07-03 ......................................    420,000     459,824
 Red Wing Housing & Redevelopment Agency
   Jordan Tower Section 8 Series 92
   7.00% 1/1/19-02 ......................................  1,500,000   1,662,975
 Richfield Independent School District #280 Series C,
   Inverse Floater 5.34% 2/1/15-03 ......................  1,365,000   1,511,519
 Southern Minnesota Municipal Power Agency
   Revenue (MBIA) (Escrowed to Maturity)
   5.75% 1/1/18 .........................................  1,000,000   1,073,000
 Southern Minnesota Municipal Power Agency Supply
   System (AMBAC) (Escrowed to Maturity)
   5.50% 1/1/15 .........................................    990,000   1,049,727

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                         -----------------------
 MUNICIPAL BONDS (CONTINUED)
*PRE-REFUNDED/ESCROWED TO MATURITY BONDS (CONTINUED)
 St. Cloud Housing & Redevelopment Agency
   Northway A&B Project - Section 8
   7.50% 12/1/18-00 ..................................... $2,045,000  $2,227,925
 St. Louis Park Methodist Hospital (AMBAC)
   7.25% 7/1/18-00 ......................................    775,000     830,296
 Stillwater Independent School District #834
   (MBIA) 5.75% 2/1/15-05 ...............................  2,000,000   2,166,140
 University Of Minnesota Series A (Escrowed to
   Maturity) 6.00% 2/1/11 ...............................  1,500,000   1,513,230
 Western Minnesota Municipal Power Agency Revenue
   (Escrowed to Maturity) 9.75% 1/1/16 ..................    185,000     283,326
                                                                      ----------
                                                                      47,806,296
                                                                      ----------
 WATER & SEWER REVENUE BONDS - 2.45%
 Minnesota Public Facilities Authority Water
   Revenue 5.98% 3/1/16 .................................  1,000,000     960,020
 Minnesota Public Facilities Authority Inverse
   Floater 6.23% 3/1/19 .................................  2,000,000   1,921,400
 Minnesota Public Facilities Authority Inverse
   Floater 6.13% 3/1/17 .................................  3,000,000   2,893,410
 Puerto Rico Aqueduct & Sewer Authority
   5.00% 7/1/19 .........................................  3,000,000   2,962,110
 Puerto Rico Aqueduct & Sewer Authority
   5.00% 7/1/15 .........................................  2,000,000   2,007,260
                                                                      ----------
                                                                      10,744,200
                                                                      ----------
 OTHER REVENUE BONDS - 1.37%
 Minneapolis Community Development Agency
   Common Bond Fund 7.95% 12/1/11 .......................    855,000     948,759
 Minneapolis Community Development Agency
   Common Bond Fund 7.40% 12/1/21 .......................    795,000     870,923
 Minneapolis Community Development Agency
   Common Bond Fund Opportunity Workshop
   Project Series 2A 7.125% 12/1/05 .....................    510,000     560,398
 Minneapolis Community Development Agency Tax
   Increment Revenue Zero Coupon 9/1/09 .................  5,750,000   3,637,968
                                                                       ---------
                                                                       6,018,048
                                                                       ---------
 Total Municipal Bonds
   (cost $393,850,885)                                               428,502,273
                                                                     -----------

                                                           NUMBER OF
                                                             SHARES
                                                           ---------
 SHORT-TERM INVESTMENTS - 0.94%
 Federated Minnesota Municipal Money Market .............  4,110,389   4,110,389
                                                                       ---------
 Total Short-Term Investments
   (cost $4,110,389) ....................................              4,110,389
                                                                       ---------

14 for tax-exempt income

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 98.82%
   (COST $397,961,274) .........................................    $432,612,662
RECEIVABLES AND OTHER ASSETS NET OF
   LIABILITIES - 1.18% .........................................       5,174,519
                                                                    ------------
NET ASSETS APPLICABLE TO 33,892,468 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100.00% ......................    $437,787,181
                                                                    ============

NET ASSET VALUE - TAX-FREE MINNESOTA FUND A CLASS
   ($419,392,784 / 32,469,305 SHARES) ..........................          $12.92
                                                                          ======
NET ASSET VALUE - TAX-FREE MINNESOTA FUND B CLASS
   ($11,846,018 / 916,843 SHARES) ..............................          $12.92
                                                                          ======
NET ASSET VALUE - TAX-FREE MINNESOTA FUND C CLASS
   ($6,548,379 / 506,320 SHARES) ...............................          $12.93
                                                                          ======
------------
*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
AMBAC       -Insured by the AMBAC Indemnity Corporation
Asset Gty   -Insured by the Asset Guaranty Insurance Company
Connie Lee  -Insured by College Construction Insurance Association
FGIC        -Insured by the Financial Guaranty Insurance Company
FHA         -Insured by the Federal Housing Authority
FNMA        -Insured by the Federal National Mortgage Association
FSA         -Insured by Financial Security Assurance
GNMA        -Insured by the Government National Mortgage Association
MBIA        -Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1998:
Common stock $.01 par value, 10,000,000,000 shares authorized to the Fund with 1,000,000,000 shares allocated to Tax-Free
   Minnesota Fund A Class, 1,000,000,000 shares allocated to
   Tax-Free Minnesota Fund B Class, and 1,000,000,000 shares
   allocated to Tax-Free Minnesota Fund C Class ................   $402,737,630
Distributions in excess of net investment income ...............         (3,377)
Accumulated net realized gain on investments ...................        401,540
Net unrealized appreciation of investments .....................     34,651,388
                                                                   -------------
Total net assets ...............................................   $437,787,181
                                                                   =============

NET ASSET VALUE AND OFFERING PRICE FOR TAX-FREE
   MINNESOTA FUND A CLASS:
Net asset value per share (A) ..................................         $12.92
Sales charge (3.75% of offering price or 3.87% of amount
   invested per share) (B) .....................................           0.50
                                                                         -------
Offering Price .................................................         $13.42
                                                                         =======
------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $100,000.

                             See accompanying notes

VOYAGEUR INSURED FUNDS, INC.
DELAWARE-VOYAGEUR MINNESOTA INSURED FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                         -----------------------
MUNICIPAL BONDS - 97.17%
GENERAL OBLIGATION BONDS - 16.93%
Anoka County Capital Improvement Series C
   (FGIC) 5.90% 2/1/11 .................................  $8,045,000  $8,411,289
Becker Refunding Tax Increment Series D (MBIA)
   (AMT) 6.25% 8/1/15 ..................................   6,300,000   6,833,421
Dakota County Refunding Series B (AMBAC)
   6.40% 2/1/08 ........................................   1,135,000   1,159,289
Dakota County Refunding Series B (AMBAC)
   6.45% 2/1/09 ........................................   1,000,000   1,024,370
Dakota County Refunding Series B (AMBAC)
   6.45% 2/1/10 ........................................   2,500,000   2,561,625
Eden Prairie Independent School District #272
   (MBIA) 5.65% 2/1/13 .................................   3,200,000   3,315,104
Eden Prairie Independent School District #272
   Inverse Floater (FGIC) 6.77% 2/1/14 .................   1,125,000   1,185,907
Eden Prairie Independent School District #272,
   Inverse Floater (MBIA) 6.77% 2/1/15 .................   1,000,000   1,043,740
Hennepin County Ref Solid Waste IBC (MBIA)
   5.75% 10/1/10 .......................................   1,800,000   1,930,842
Hopkins Independent School District #270 (MBIA)
   4.875% 2/1/14 .......................................   1,875,000   1,881,206
Lakeville Independent School District #194
   Capital Appreciation Series B
   Zero Coupon (FSA) 2/1/17 ............................   2,490,000     986,488
Lakeville Independent School District #194
   Capital Appreciation Series B
   Zero Coupon (FSA) 2/1/15 ............................   2,455,000   1,093,801
North Branch Independent School District #138,
   Inverse Floater (FGIC) 7.42% 2/1/11 .................     965,000   1,098,431
Prior Lake Independent School District #719,
   Inverse Floater (FGIC) 6.67% 2/1/14 .................   1,000,000   1,056,070
Rosemount Independent School District #196
   Series B Zero Coupon (FSA) 4/1/10 ...................   2,240,000   1,372,672
Rosemount Independent School District #196
   Zero Coupon (FSA) 4/1/09 ............................   1,860,000   1,199,570
South Washington County Independent School
   District #883 (FGIC) 6.125% 6/1/09 ..................   1,430,000   1,497,639
South Washington County Independent School
   District #883 (FGIC) 6.125% 6/1/11 ..................   2,720,000   2,850,451
Spring Lake Park Independent School District #16,
   Inverse Floater (MBIA) 6.92% 2/1/14 .................   2,175,000   2,309,981
St. Cloud Independent School District #742 (FGIC)
   6.05% 2/1/09 ........................................   1,000,000   1,066,040
St. Francis Independent School District #15
   (FGIC) 5.90% 4/1/10 .................................   1,845,000   1,956,383
Stillwater Independent School District #834
   (FGIC) 5.50% 2/1/10 .................................   2,995,000   3,094,734
Western Lake Superior Series A (MBIA)
   (AMT) 6.00% 10/1/08 .................................     400,000     439,064
                                                        for tax-exempt income 15

--------------------------------------------------------------------------------
                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                        ------------------------
MUNICIPAL BONDS (CONTINUED)
GENERAL OBLIGATION BONDS (CONTINUED)
Western Lake Superior Series A (MBIA)
   (AMT) 6.10% 10/1/09 .................................   $ 425,000   $ 464,593
Western Lake Superior Series A (MBIA) (AMT)
   6.20% 10/1/10 .......................................     450,000     493,925
Western Lake Superior Series A (MBIA)
   (AMT) 6.20% 10/1/11 .................................     475,000     521,365
                                                                      ----------
                                                                      50,848,000
                                                                      ----------
HOSPITAL REVENUE BONDS - 20.41%
Bloomington Masonic Home Care Center
   (AMBAC) 5.90% 7/1/09 ................................   1,250,000   1,341,087
Brainerd Benedictine Health Care Systems for
   St. Joseph's Hospital (Connie Lee)
   6.00% 2/15/12 .......................................   1,500,000   1,621,605
Brainerd Benedictine Health Care Systems for
   St. Joseph's Hospital (Connie Lee)
   6.00% 2/15/20 .......................................   2,000,000   2,147,740
Detroit Lakes Benedictine Health for St. Mary's
   Hospital (Connie Lee) 6.00% 2/15/12 .................   1,630,000   1,762,144
Detroit Lakes Benedictine Health for St. Mary's
   Hospital (Connie Lee) 6.00% 2/15/19 .................   1,000,000   1,075,000
Duluth Economic Development Authority Benedictine
   for St. Luke's Hospital (Connie Lee)
   6.40% 5/1/18 ........................................     500,000     541,135
Duluth Economic Development Authority Health Care
   Duluth Clinic (AMBAC) 6.30% 11/1/22 .................   2,690,000   2,924,918
Duluth Economic Development Authority Health Care
   Revenue for St. Mary's Hospital, Inverse Floater
   (Connie Lee) 8.52% 2/15/17 ..........................   5,000,000   5,738,800
Duluth Economic Development Authority St. Luke's
   Hospital (Connie Lee) 6.00% 2/15/20 .................   1,300,000   1,396,031
Duluth Economic Development Authority St. Luke's
   Hospital (Connie Lee) 6.40% 5/1/10 ..................   3,335,000   3,624,912
Minneapolis Fairview Hospital Series 91B
   (MBIA) 6.50% 1/1/11 .................................   3,000,000   3,244,530
Minneapolis Health Care Facility Revenue Fairview
   Hospital & Healthcare Series A (MBIA)
   5.25% 11/15/19 ......................................   2,750,000   2,791,635
Minneapolis/St. Paul Housing & Redevelopment
   Authority Health Care System for Healthspan
   Series A (AMBAC) 4.75% 11/15/18 .....................   4,000,000   3,880,200
Minneapolis/St. Paul Housing & Redevelopment
   Authority HealthOne (MBIA)
   7.40% 8/15/05 .......................................     600,000     641,364
Minneapolis/St. Paul Housing & Redevelopment
   Authority HealthOne (MBIA)
   7.40% 8/15/11 .......................................   2,370,000   2,527,463
Minneapolis/St. Paul Housing & Redevelopment
   Authority Health Care Systems for
   Healthspan Series 93A (FSA)
   5.00% 11/15/13 ......................................   6,490,000   6,592,866
Minneapolis/St. Paul Housing & Redevelopment
   Authority - Childrens Hospital, Inverse Floater
   (FSA) 7.82% 8/15/16 .................................   1,310,000   1,466,244

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                       -------------------------
MUNICIPAL BONDS (CONTINUED)
HOSPITAL REVENUE BONDS (CONTINUED)
Minnesota Agricultural & Economic Development
   Fairview Hospital Series 97A (MBIA)
   5.75% 11/15/26 ......................................$8,250,000   $ 8,820,818
Robbinsdale North Memorial Medical (AMBAC)
   5.50% 5/15/23 ....................................... 5,400,000     5,553,576
St. Louis Park Health Care for Methodist Hospital,
   Inverse Floater (AMBAC) 6.92% 7/1/23 ................ 2,500,000     2,551,075
St. Paul Ramsey Medical (AMBAC)
   5.50% 5/15/13 ....................................... 1,000,000     1,049,650
                                                                      ----------
                                                                      61,292,793
                                                                      ----------
HOUSING REVENUE BONDS - 18.17%
Chaska Waters Edge Multifamily Revenue
   (GNMA) 7.30% 1/20/30 ................................ 3,257,000     3,622,273
Dakota County Housing & Redevelopment Authority
   Single Family Mortgage Revenue (FNMA)
   6.70% 10/1/17 ....................................... 3,990,000     4,243,006
Dakota County Housing & Redevelopment
   Authority Single Family Mortgage Revenue
   (GNMA/FNMA) 5.85% 10/1/30 ........................... 6,984,000     7,240,103
Dakota, Washington & Stearns Counties Housing
   & Redevelopment Authority Single Family
   Mortgage Revenue (MBIA) 7.85% 12/1/30 ...............   140,000       145,572
Eagan Multifamily Revenue Woodridge Apartments
   (GNMA) 5.90% 8/1/20 ................................. 1,000,000     1,063,180
Hopkins Multifamily Housing Auburn Apartments
   (GNMA) 8.05% 6/20/31 ................................ 3,790,000     4,297,708
Minneapolis/St. Paul Housing Finance Board
   Housing Project Phase V (GNMA)
   8.875% 11/1/18 ......................................    50,000        51,140
Minneapolis/St. Paul Housing Finance Board
   Housing Project Phase IX (GNMA)
   7.25% 8/1/21 ........................................ 1,030,000     1,087,876
Minneapolis/St. Paul Housing Finance Board
   Housing Project Phase IX (GNMA)
   7.30% 8/1/31 ........................................   695,000       731,974
Minneapolis/St. Paul Housing Finance Board Single
   Family Mortgage Revenue (GNMA)
   8.125% 12/1/14 ......................................   115,000       117,839
Minneapolis /St. Paul Housing Finance Board
   Single Family Mortgage Revenue (GNMA)
   8.30% 8/1/21 ........................................    75,000        76,105
Minneapolis/St. Paul Housing Finance
   Board Single Family Mortgage-Project Phase XI
   (GNMA) 5.80% 11/1/30 ................................ 2,705,000     2,791,614
Minnesota Housing Finance Agency Single Family
   Housing Rental Series A (AMBAC) (AMT)
   5.875% 8/1/28 ....................................... 2,610,000     2,741,544
Minnesota Housing Finance Agency Single Family
   Housing Rental (AMBAC) 5.95% 2/1/15 ................. 2,325,000     2,461,524
Minnesota Housing Finance Agency Single Family
   Housing Rental (MBIA) 5.95% 2/1/18 .................. 6,620,000     6,969,006

16 for tax-exempt income

--------------------------------------------------------------------------------
                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                        ------------------------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Minnesota State Housing Finance Agency Single
   Family Housing Rental Series D (AMBAC)
   (AMT) 5.80% 7/1/21 ..................................  $4,185,000 $ 4,359,598
Minnesota Housing Finance Agency Single Family
   Mortgage Revenue Series A (AMBAC)
   7.05% 7/1/22 ........................................     495,000     517,522
Minnesota Housing Finance Agency Single Family
   Mortgage Revenue Series A (AMBAC)
   7.45% 7/1/22 ........................................   1,330,000   1,389,690
Minnetonka Multifamily Housing Cedar Hills Project
   Cedar Hills East (FHA) 7.50% 12/1/17 ................     400,000     415,644
Minnetonka Multifamily Housing Cedar Hills
   Project Cedar Hills East (FHA)
   7.50% 12/1/27 .......................................     500,000     517,770
Scott County Housing & Redevelopment Authority
   Facility Lease Revenue Justice Center Project
   (AMBAC) 5.50% 12/1/15 ...............................   1,755,000   1,855,877
South St. Paul Housing & Redevelopment Authority
   Single Family Housing Mortgage Series 93
   (FNMA) 5.75% 9/1/20 .................................   2,385,000   2,457,957
St. Paul Housing & Redevelopment Authority
   Multifamily Housing
   (FHA) 6.60% 10/1/12 .................................   4,000,000   4,289,120
White Bear Lake Multifamily Housing Lake Square
   (FHA) 5.875% 2/1/15 .................................   1,055,000   1,116,011
                                                                      ----------
                                                                      54,559,653
                                                                      ----------
POWER AUTHORITY REVENUE BONDS - 9.22%
Bass Brook Pollution Control Revenue for Minnesota
   Power & Light Company (MBIA)
   6.00% 7/1/22 ........................................   2,000,000   2,138,320
Marshall Utility Revenue (FSA) 6.45% 7/1/10 ............     500,000     549,245
Marshall Utility Revenue (FSA) 6.45% 7/1/11 ............     100,000     109,849
Marshall Utility Revenue (FSA) 6.50% 7/1/12 ............     500,000     550,230
Marshall Utility Revenue (FSA) 6.50% 7/1/13 ............     500,000     550,230
Northern Minnesota Municipal Power Agency
   (FSA) 5.25% 1/1/13 ..................................   4,750,000   4,997,903
Northern Minnesota Municipal Power Agency
   Electric Systems 4.75% 1/1/20 .......................   1,500,000   1,459,290
Northern Minnesota Municipal Power Agency Electric
   System Revenue (AMBAC) 5.50% 1/1/18 .................   4,200,000   4,349,772
Puerto Rico Electric Power Authority Revenue
   Ref-Series GG 4.75% 9/1/21 ..........................   1,000,000     974,410
Puerto Rico Electric Power Authority Inverse
   Floater 5.83% 7/1/19 ................................   2,825,000   2,568,151
Southern Minnesota Municipal Power Agency
   (AMBAC) 5.75% 1/1/18 ................................   1,330,000   1,408,271
Southern Minnesota Municipal Power Agency
   (FGIC) 5.75% 1/1/18 .................................   4,570,000   4,838,945
Southern Minnesota Municipal Power Agency
   (MBIA) 4.75% 1/1/16 .................................   2,400,000   2,364,312
Southern Minnesota Municipal Power Agency,
   Inverse Floater (FGIC) 7.92% 1/1/18 .................     750,000     836,640
                                                                      ----------
                                                                      27,695,568
                                                                      ----------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                        ------------------------
 MUNICIPAL BONDS (CONTINUED)
*PRE-REFUNDED/ESCROWED TO MATURITY BONDS - 31.79%
 Alexandria Independent School District #206 (MBIA)
    6.30% 2/1/13 Crossover
    Refunded to 2/1/03 ................................. $ 1,775,000  $1,921,384
 Becker Wastewater Treatment Facility Series A
    (MBIA) 5.95% 2/1/14 Crossover
    Refunded to 2/1/04 .................................     500,000     541,905
 Brainerd Independent School District #181 (FGIC)
    7.00% 6/1/09 Crossover
    Refunded to 6/1/01 .................................     515,000     551,241
 Brainerd Independent School District #181
    (FGIC) 7.00% 6/1/10 Crossover
    Refunded to 6/1/01 .................................     550,000     588,703
 Buffalo Independent School District #887
    (FSA) 6.10% 2/1/15 Crossover
    Refunded to 2/1/03 .................................   1,030,000   1,109,485
 Carver County Housing & Redevelopment Authority
    Jail Facility (MBIA) 6.40% 2/1/10
    Crossover Refunded to 2/1/02 .......................     515,000     550,818
 Carver County Housing & Redevelopment Authority
    Jail Facility (MBIA) 6.40% 2/1/11
    Crossover Refunded to 2/1/02 .......................     550,000     588,252
 Carver County Housing & Redevelopment Authority
    Jail Facility (MBIA) 6.40% 2/1/12
    Crossover Refunded to 2/1/02 .......................     585,000     625,687
 Carver County Housing & Redevelopment Authority
    Jail Facility (MBIA) 6.40% 2/1/13
    Crossover Refunded to 2/1/02 .......................     625,000     668,469
 Carver County Housing & Redevelopment Authority
    Jail Facility (MBIA) 6.40% 2/1/14
    Crossover Refunded to 2/1/02 .......................     670,000     716,598
 Centennial Independent School District #12
    (FSA) 7.10% 2/1/09-00 ..............................     200,000     207,308
 Centennial Independent School District #12
    (FSA) 7.15% 2/1/11-00 ..............................     450,000     466,645
 Centennial Independent School District #12
    (FSA) 7.15% 2/1/12-00 ..............................     250,000     259,247
 Dakota & Washington Counties Housing &
    Redevelopment Authority Single Family Mortgage
    Revenue (Escrowed to Maturity) (MBIA)
    8.15% 9/1/16 .......................................     405,000     541,728
 Dakota & Washington Counties Housing &
    Redevelopment Authority Single Family Mortgage
    Revenue (Escrowed to Maturity) (GNMA)
    8.375% 9/1/21 ......................................  14,115,000  19,921,629
 Dakota & Washington Counties Housing &
    Redevelopment Authority Single Family Mortgage
    Revenue (Escrowed to Maturity) (GNMA)
    8.45% 9/1/19 .......................................   9,000,000  12,614,759
 Delano Independent School District #879
   (AMBAC) 7.25% 2/1/10 Crossover
   Refunded to 2/1/01 .................................     500,000     532,440
                                                        for tax-exempt income 17

--------------------------------------------------------------------------------
                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        ------------------------
MUNICIPAL BONDS (CONTINUED)
PRE-REFUNDED/ESCROWED TO MATURITY BONDS (CONTINUED)
Duluth Economic Development Authority Health Care
   Duluth Clinic (AMBAC) 6.30% 11/1/22
   Crossover Refunded to 11/1/04 ....................... $ 1,060,000  $1,196,655
Eden Prairie Independent School District #272
   (FGIC) 5.85% 2/1/13
   Crossover Refunded 2/1/01 ...........................   2,500,000   2,636,350
Elk River Independent School District #728
   (FSA) 7.00% 2/1/10 Crossover
   Refunded to 2/1/00 ..................................     200,000     206,398
Elk River Independent School District #728
   (FSA) 6.30% 2/1/14 Crossover
   Refunded to 2/1/02 ..................................     500,000     533,410
Elk River Independent School District #728
   (FSA) 6.30% 2/1/15 Crossover
   Refunded to 2/1/02 ..................................     665,000     709,435
Elk River Independent School District #728
   Series 92 B (AMBAC) 6.00% 2/1/09
   Crossover Refunded to 2/1/03 ........................   3,950,000   4,240,641
Ellendale Geneva Independent School District #762
   (AMBAC) 6.00% 2/1/10
   Crossover Refunded to 2/1/03 ........................     230,000     246,923
Ellendale Geneva Independent School District #762
   (AMBAC) 6.00% 2/1/11 Crossover
   Refunded to 2/1/03 ..................................     245,000     263,027
Ellendale Geneva Independent School District #762
   (AMBAC) 6.00% 2/1/12
   Crossover Refunded to 2/1/03 ........................     265,000     284,499
Ellendale Geneva Independent School District #762
   (AMBAC) 6.00% 2/1/13
   Crossover Refunded to 2/1/03 ........................     280,000     300,602
Ellendale Geneva Independent School District #762
   (AMBAC) 6.00% 2/1/14
   Crossover Refunded to 2/1/03 ........................     300,000     322,074
Ellendale Geneva Independent School District #762
   (AMBAC) 6.00% 2/1/15
   Crossover Refunded to 2/1/03 ........................     320,000     343,546
Farmington Independent School District #192
   (MBIA) 6.80% 2/1/11
   Crossover Refunded to 2/1/01 ........................     850,000     898,152
Maplewood Independent School District #622
   (MBIA) 7.10% 2/1/19-05 ..............................   5,935,000   6,928,756
Maplewood Independent School District #622
   (FSA) 7.10% 2/1/25-05 ...............................  11,525,000  13,454,746
Minnesota Public Facilities Authority Water
   Pollution Control Revenue (MBIA)
   6.50% 3/1/14-02 .....................................   1,500,000   1,651,650
Moorhead Independent School District #152
   (AMBAC) 5.90% 2/1/10
   Crossover Refunded to 2/1/01 ........................     475,000     494,090
Moorhead Independent School District #152
   (AMBAC) 5.90% 2/1/11
   Crossover Refunded to 2/1/01 ........................     505,000     525,296

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                        ------------------------
MUNICIPAL BONDS (CONTINUED)
PRE-REFUNDED/ESCROWED TO MATURITY BONDS (CONTINUED)
Moorhead Independent School District #152
   (AMBAC) 5.90% 2/1/12
   Crossover Refunded to 2/1/01 ........................   $ 540,000   $ 561,703
Moorhead Independent School District #152
   (AMBAC) 6.00% 2/1/13
   Crossover Refunded to 2/1/01 ........................     575,000     599,162
Moorhead Minnesota Public Utilities (MBIA)
   6.25% 11/1/12
   Crossover Refunded to 11/1/02 .......................     735,000     794,653
Mora Series A (AMBAC)
   6.85% 2/1/10-00 .....................................     245,000     253,406
Mora Series A (AMBAC)
   6.85% 2/1/11-00 .....................................     265,000     274,092
Northern Minnesota Municipal
   Power Agency Series B
   (AMBAC) 5.90% 1/1/08-03 .............................     700,000     767,942
Roseau Independent School District #682 (AMBAC)
   7.00% 2/1/16
   Crossover Refunded to 2/1/00 ........................     500,000     515,995
St. Cloud Hospital Facility Revenue (AMBAC)
   6.75% 7/1/15-01 .....................................     500,000     546,400
St. Cloud Hospital Facility Revenue (AMBAC)
   6.75% 7/1/11-01 .....................................     400,000     437,120
St. Cloud Hospital Facility Revenue (AMBAC)
   7.00% 7/1/07-01 .....................................     500,000     549,170
St. Louis Park Methodist Hospital (AMBAC)
   7.25% 7/1/18-00 .....................................     500,000     535,675
South St. Paul Independent School District #6 (FGIC)
   6.45% 2/1/11
   Crossover Refunded to 2/1/00 ........................     500,000     513,550
South St. Paul Independent School District #6 (FGIC)
   6.45% 2/1/12
   Crossover Refunded to 2/1/00 ........................     300,000     308,130
South St. Paul Independent School District #6
   (FGIC) 6.25% 2/1/10
   Crossover Refunded to 2/1/00 ........................     625,000     640,825
South Washington County Independent School
   District #883 (FGIC) 6.875% 6/1/11-00 ...............     520,000     541,798
Southern Minnesota Municipal Power Agency Revenue
   (Escrowed to Maturity)
   (MBIA) 5.75% 1/1/18 .................................   3,790,000   4,066,670
Southern Minnesota Municipal
   Power Agency Revenue (Escrowed to Maturity)
   (AMBAC) 5.75% 1/1/18 ................................     670,000     718,910
Warroad Independent School District #690
   (AMBAC) 6.85% 2/1/13-00 .............................     500,000     515,325
Washington County Housing & Redevelopment
   Authority Jail Facilities (MBIA)
   7.00% 2/1/12-02 .....................................     500,000     547,290
Western Minnesota Municipal Power Agency Revenue
   (Escrowed to Maturity) (MBIA)
   6.60% 1/1/10 ........................................   2,000,000   2,286,500

18 for tax-exempt income

--------------------------------------------------------------------------------
                                                        PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                        ------------------------
MUNICIPAL BONDS (CONTINUED)
PRE-REFUNDED/ESCROWED TO MATURITY BONDS (CONTINUED)
Western Minnesota Municipal Power Agency Revenue
   (Escrowed to Maturity) (MBIA)
   9.75% 1/1/16 ........................................ $ 530,000     $ 811,690
Wright County (FSA) (AMT)
   7.20% 12/1/12-99 .................................... 1,000,000     1,030,250
                                                                    ------------
                                                                      95,458,804
                                                                    ------------
TRANSPORTATION BONDS - 0.65%
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series A Zero Coupon
   (AMBAC) 7/1/18 ...................................... 5,000,000     1,943,250
                                                                    ------------
                                                                       1,943,250
                                                                    ------------
Total Municipal Bonds (cost $268,272,485) ..............             291,798,068
                                                                    ------------
                                                         NUMBER OF
                                                          SHARES
                                                         ---------
SHORT-TERM INVESTMENTS - 1.90%
Federated Minnesota Municipal Money Market ............. 5,716,700     5,716,700
                                                                    ------------
Total Short-Term Investments
   (cost $5,716,700) ...................................               5,716,700
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES OWNED - 99.07%
   (COST $273,989,185) .................................            $297,514,768
RECEIVABLES AND OTHER ASSETS NET OF
   LIABILITIES - 0.93% .................................               2,791,491
                                                                    ------------
NET ASSETS APPLICABLE TO 27,317,967 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100.00% ..............            $300,306,259
                                                                    ============

NET ASSET VALUE - MINNESOTA INSURED FUND A CLASS
   ($284,722,436 / 25,899,657 SHARES) ..................                  $10.99
                                                                          ======
NET ASSET VALUE - MINNESOTA INSURED FUND B CLASS
   ($11,648,391 / 1,060,434 SHARES) ....................                  $10.98
                                                                          ======
NET ASSET VALUE - MINNESOTA INSURED FUND C CLASS
   ($3,935,432 / 357,876 SHARES) .......................                  $11.00
                                                                          ======
------------
*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
AMBAC       -Insured by the AMBAC Indemnity Corporation
AMT         -Alternative Minimum Tax
Connie Lee  -Insured by the College Construction Insurance Company
FGIC        -Insured by the Financial Guaranty Insurance Company
FHA         -Insured by the Federal Housing Authority
FNMA        -Insured by the Federal National Mortgage Association
FSA         -Insured by Financial Security Assurance
GNMA        -Insured by the Government National Mortgage Association
MBIA        -Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1999:
Common Stock, $.01 par value, 10,000,000,000 shares
   authorized to the Fund with 1,000,000,000 shares
   allocated to Minnesota Insured Fund A Class,
   1,000,000,000 shares allocated to Minnesota Insured
   Fund B Class and 1,000,000,000 shares allocated to
   Minnesota Insured Fund C Class ......................           $283,129,527
Distributions in excess of net investment income .......                 (3,213)
Accumulated net realized loss on investments ...........             (6,345,638)
Net unrealized appreciation of investments .............             23,525,583
                                                                   ------------
Total net assets .......................................           $300,306,259
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE FOR
   MINNESOTA INSURED FUND A CLASS
Net Asset Value per share (A) ..........................                 $10.99
Sales Charge (3.75% of offering price or 3.91% of
   amount invested per share)(B) .......................                   0.43
                                                                         ------
Offering Price .........................................                 $11.42
                                                                         ======
------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemtion or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchase of $100,000.

                             See accompanying notes
                                                       for tax-exempt income 19

VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
DELAWARE-VOYAGEUR TAX-FREE MINNESOTA INTERMEDIATE FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                       -------------------------
MUNICIPAL BONDS - 99.46%
GENERAL OBLIGATION BONDS - 3.38%
Olmstead County Resource Recovery Series A
   5.90% 2/1/05 ....................................    $1,175,000   $ 1,238,368
Puerto Rico Commonwealth Public Improvement
   4.50% 7/1/23 ....................................     1,000,000       923,400
                                                                      ----------
                                                                       2,161,768
                                                                      ----------
HEALTH CARE/HOSPITAL REVENUE BONDS - 20.41%
Fergus Falls Health Care Facility Broen Memorial
   Home Project 6.20% 11/1/05 ......................       100,000       103,908
Fergus Falls Health Care Facility Broen Memorial
   Home Project 6.30% 11/1/06 ......................       200,000       208,732
Fergus Falls Health Care Facility Broen Memorial
   Home Project 6.40% 11/1/07 ......................       200,000       208,700
Fergus Falls Health Care Facility Broen Memorial
   Home Project 6.60% 11/1/09 ......................       240,000       250,361
Fergus Falls Health Care Facility Broen Memorial
   Home Project 6.70% 11/1/10 ......................       260,000       271,183
Maplewood Healthcare Facility For Health East
   5.70% 11/15/02 ..................................     1,000,000     1,001,690
Maplewood Healthcare Facility For Health East
   5.95% 11/15/06 ..................................     2,200,000     2,193,070
Minneapolis Health Care Facilities Jones-Harrison
   Residence Project 5.90% 10/1/16 .................       125,000       126,623
Rochester Health Care Facilities Revenue Mayo
   Foundation Series B 5.50% 11/15/27 ..............     2,000,000     2,086,560
Rochester Nursing Home & Multifamily Housing
   Revenue Samaritan Bethany, Inc.
   6.00% 5/1/04 ....................................       300,000       304,575
Rochester Nursing Home & Multifamily Housing
   Revenue Samaritan Bethany, Inc.
   6.10% 5/1/05 ....................................       250,000       253,808
St. Paul Housing & Redevelopment Authority Health
   Care Facility Revenue Regions Hospital Project
   5.30% 5/15/28 ...................................     3,000,000     2,896,140
St. Paul Housing & Redevelopment Authority for
   Health East Authority Hospital Revenue
   5.70% 11/1/15 ...................................     2,100,000     2,031,876
St. Paul Housing & Redevelopment Authority for
   Health East Authority Hospital Revenue
   5.85% 11/1/17 ...................................     1,160,000     1,132,879
                                                                      ----------
                                                                      13,070,105
                                                                      ----------
HIGHER EDUCATION REVENUE BONDS - 3.25%
Minnesota Higher Education Facility Authority
   Augsburg College Series 4F2 5.75% 5/1/16 ........     2,005,000     2,080,508
                                                                       2,080,508
HOUSING REVENUE BONDS - 6.19%
Burnsville Multifamily Housing Revenue Burnsville
   Apts. Project (LOC Twin City Federal) Mandatory
   Put 7.00% 9/1/99 ................................       580,000       582,175

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                       -------------------------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Oakdale Elderly Housing Revenue PHM/Oakdale
   Project 5.75% 3/1/18 ............................   $ 1,400,000   $ 1,408,904
Oakdale Housing Oak Meadows Project
   6.20% 4/1/07 ....................................       150,000       157,934
Oakdale Housing Oak Meadows Project
   6.30% 4/1/08 ....................................       260,000       273,707
Oakdale Housing Oak Meadows Project
   6.50% 4/1/10 ....................................       295,000       311,797
Park Rapids Multifamily Revenue The Court
   Apartments Project Section 8 6.05% 8/1/12 .......     1,125,000     1,137,049
St. Paul Housing & Redevelopment Single Family
   Mortgage (FNMA) 6.90% 12/1/21 ...................        85,000        89,604
                                                                      ----------
                                                                       3,961,170
                                                                      ----------
INDUSTRIAL DEVELOPMENT REVENUE BONDS - 15.00%
Andover Development Revenue Downtown Center
   Project Series A 6.50% 12/1/06 ..................     1,795,000     1,874,285
Anoka County Minnesota Resource Recovery
   Revenue-Northern States Power Company
   PJ 4.50% 12/1/07 ................................     1,000,000       993,510
Anoka County Minnesota Resource Recovery
   Revenue-Northern States Power Company
   PJ 4.60% 12/1/08 ................................     1,000,000       995,280
Brooklyn Center Commercial Development Revenue
   Brookdale Association Reliastar Life Insurance Co
   Mandatory Put 5.70% 6/1/01 ......................     1,000,000     1,043,510
Duluth Gross Revenue Bond Duluth Entertainment
   Project 7.00% 12/1/03 ...........................     1,250,000     1,381,488
Duluth Gross Revenue Bond Duluth Entertainment
   Project 7.30% 12/1/06 ...........................       250,000       285,528
Richfield Shoppes Commercial Development
   Revenue Richfield Shoppes Project
   7.50% 10/1/04 ...................................       950,000       985,264
St. Paul Port Authority Commercial Development
   Revenue Fort Rd Medical (Asset Gty)
   7.50% 9/1/02 ....................................     2,000,000     2,042,300
                                                                      ----------
                                                                       9,601,165
                                                                      ----------
LEASE/CERTIFICATES OF PARTICIPATION - 3.65%
Beltrami County Housing & Redevelopment
   Authority Revenue 5.90% 2/1/08 ..................       355,000       375,810
Beltrami County Housing & Redevelopment
   Authority Revenue 6.00% 2/1/09 ..................       380,000       402,207
Beltrami County Housing & Redevelopment
   Authority Revenue 6.00% 2/1/10 ..................       405,000       426,542
Beltrami County Housing & Redevelopment
   Authority Revenue 6.10% 2/1/11 ..................       430,000       453,925
Hibbing Economic Development Authority Revenue
   6.10% 2/1/08 ....................................       650,000       681,499
                                                                      ----------
                                                                       2,339,983
                                                                      ----------

20 for tax-exempt income

--------------------------------------------------------------------------------
                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                          ----------------------

 MUNICIPAL BONDS (CONTINUED)
 POWER AUTHORITY REVENUE BONDS - 6.32%
 Eveleth Industrial Development Revenue for
    Minnesota Power & Light Company
    6.125% 1/1/04 .....................................  $2,500,000  $ 2,658,750
 Puerto Rico Electric Power Authority ROLS
    Inverse Floater 5.69% 7/1/19 ......................   1,000,000      909,080
 Southern Minnesota Municipal Power Agency Power
    Supply System Revenue Capital Appreciation-
    Series A Zero Coupon 1/1/27 .......................   2,000,000      480,620
                                                                     -----------
                                                                       4,048,450
                                                                     -----------
*PRE-REFUNDED/ESCROWED TO MATURITY BONDS - 38.26%
 Austin Independent School District #492
    (MBIA) 6.875% 2/1/12
    Crossover Refunded to 2/1/01 ......................   1,205,000    1,274,914
 Braham Independent School District #314
    (AMBAC) 6.30% 2/1/19
    Crossover Refunded to 2/1/01 ......................   3,015,000    3,158,243
 Eden Valley Watkins Independent School District
    #463 (FSA) 6.55% 2/1/11
    Crossover Refunded to 2/1/02 ......................     250,000      268,410
 Eden Valley Watkins Independent School District
    #463 (FSA) 6.60% 2/1/16
    Crossover Refunded to 2/1/02 ......................     615,000      661,131
 Mankato Independent School District #77
    (FSA) 6.35% 2/1/13
    Crossover Refunded to 2/1/02 ......................   1,750,000    1,869,315
 Metropolitan Council Hubert H Humphrey Metrodome
    Sports Facility Revenue Series 92 (Escrowed to
    Maturity) 6.00% 10/1/09 ...........................   3,520,000    3,796,424
 Minneapolis/St. Paul HealthOne Series B
    (Escrowed to Maturity) 7.55% 8/15/00 ..............     325,000      344,867
    Minnesota Public Facilities Authority Pollution
    Control Revenue Series A 6.55% 3/1/03 .............   1,720,000    1,844,700
 Minnesota State 6.25% 8/1/10-02 ......................   4,000,000    4,343,960
 Olmstead County 6.85% 2/1/02-01 ......................     800,000      851,384
 Olmstead County 6.90% 2/1/03-01 ......................     900,000      958,635
 Olmstead County 6.95% 2/1/04-01 ......................     950,000    1,012,767
 Richfield Independent School District #280
    Series C Inverse Floater 5.34% 2/1/15
    Crossover Refunded to 2/1/03 ......................   1,000,000    1,107,340
 St. Cloud Hospital Facility Revenue (AMBAC)
    7.00% 7/1/20-01 ...................................   2,740,000    3,006,218
                                                                     -----------
                                                                      24,498,308
                                                                     -----------
 WATER & SEWER REVENUE BONDS - 3.00%
 Minnesota Public Facilities Authority Water
    Pollution Control Revenue 5.74% 3/1/16 ............   2,000,000    1,920,040
                                                                     -----------
                                                                       1,920,040
                                                                     -----------
Total Municipal Bonds (cost $61,617,549) .............                63,681,497
                                                                     ===========
                                                         NUMBER OF
                                                          SHARES
                                                         ---------
 SHORT-TERM INVESTMENTS - 2.43%
 Norwest Federated Municipal
    Money Market Fund .................................   1,555,682    1,555,682
                                                                     -----------
 Total Short-Term Investments
    (cost $1,555,682) .................................                1,555,682
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 101.89%
   (COST $63,173,231) ......................................        $65,237,179
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (1.89%) ..................................         (1,212,304)
                                                                    -----------
NET ASSETS APPLICABLE TO 5,785,915 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100.00% ..................        $64,024,875
                                                                    ===========

NET ASSET VALUE - TAX-FREE MINNESOTA INTERMEDIATE FUND
   A CLASS ($59,771,214 / 5,401,849 SHARES) ................             $11.06
                                                                         ======
NET ASSET VALUE - TAX-FREE MINNESOTA INTERMEDIATE FUND
   B CLASS ($2,166,186 / 195,494 SHARES) ...................             $11.08
                                                                         ======
NET ASSET VALUE - TAX-FREE MINNESOTA INTERMEDIATE FUND
   C CLASS ($2,087,475 / 188,572 SHARES) ...................             $11.07
                                                                         ======

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
AMBAC     -Insured by the AMBAC Indemnity Corporation
Asset Gty -Insured by the Asset Guaranty Insurance Company
FNMA      -Insured by the Federal National Mortgage Association
FSA       -Insured by Financial Security Assurance
LOC       -Line of Credit
MBIA      -Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1999:
Common Stock, $.01 par value, 10,000,000,000 shares
   authorized to the fund with 1,000,000,000 shares
   allocated to Tax-Free Minnesota Intermediate Fund A
   Class, 1,000,000,000 shares allocated to Tax-Free
   Minnesota Fund B Class, and 1,000,000,000 shares
   allocated to Tax-Free Minnesota Intermediate
   Fund C Class .............................................       $61,991,528
Undistributed net investment income .........................            $1,703
Accumulated net realized loss on investments ................           (32,304)
Net unrealized appreciation of invesments ...................         2,063,948
                                                                    -----------
Total Net Assets ............................................       $64,024,875
                                                                    ===========

NET ASSET VALUE AND OFFERING PRICE FOR TAX-FREE MINNESOTA
   INTERMEDIATE FUND A CLASS
Net asset value per share (A) ................................           $11.06
Sales charge(2.75% of offering price or 2.80% of amount
   invested per share) (B) ...................................             0.31
                                                                         ------
Offering price ...............................................           $11.37
                                                                         ======

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $100,000.

                             See accompanying notes
                                                        for tax-exempt income 21

VOYAGEUR MUTUAL FUNDS, INC.
DELEWARE-VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                          ----------------------
MUNICIPAL BONDS - 95.59%
CITY AGENCIES REVENUE BONDS - 3.12%
Minneapolis Community Development Agency Common
   Bond Fund Series 2 6.20% 6/1/17 ...................   $  750,000   $  799,748
Minneapolis Community Development Agency Revenue
   Limited Tax Series 4 6.20% 6/1/17 .................    1,055,000    1,102,602
                                                                       ---------
                                                                       1,902,350
                                                                       ---------
GENERAL OBLIGATION BONDS - 3.12%
Inner Grove Heights (MN School District Enhanced)
   Series A 5.75% 2/1/13 .............................      100,000      107,842
Puerto Rico Commonwealth 5.375% 7/1/25 ...............      500,000      515,355
Puerto Rico Commonwealth Public Improvement
   4.50% 7/1/23 ......................................    1,270,000    1,172,718
Waconia Independent School District Series 93A
   (FSA) 5.45% 2/1/15 ................................      100,000      102,897
                                                                       ---------
                                                                       1,898,812
                                                                       ---------
HIGHER EDUCATION REVENUE BONDS - 3.64%
Minnesota State Higher Education Facility
   Macalester College 4C 5.50% 3/1/12 ................      100,000      104,668
Minnesota State Higher Education Facility
   St. Mary's College Series 3Q
   6.15% 10/1/23 .....................................      900,000      931,842
Minnesota State University System Revenue
   Bonds Series 93A 6.10% 6/30/23 ....................      100,000      104,068
University Of Minnesota Series A
   5.50% 7/1/21 ......................................    1,000,000    1,075,160
                                                                       ---------
                                                                       2,215,738
                                                                       ---------
HOSPITAL REVENUE BONDS - 19.86%
Cambridge Healthcare Facility Revenue Grandview
   Christian Home 7.25% 9/1/26 .......................      125,000      132,850
Cannon Falls Nursing Home Franciscan Health
   Community Project 7.25% 7/1/21 ....................      100,000      104,312
Duluth Economic Development Authority Health Care
   Facilities St. Francis Health Care Facility
   6.75% 12/1/17 .....................................      325,000      342,573
Fergus Falls Health Care Facility Revenue Lake
   Region Hospital 6.50% 9/1/18 ......................      750,000      816,938
Glencoe Health Care Revenue
   6.40% 12/1/15 .....................................      275,000      291,574
Little Canada Senior Facility Residence Series 92
   (Presbyterian Homes Guaranteed)
   7.25% 7/1/12 ......................................      250,000      260,843
Mankato Health Facilities Revenue Mankato Lutheran
   Homes Series A 6.875% 10/1/26 .....................      300,000      311,343
Minneapolis Health Care American Baptist Homes
   8.70% 11/1/09 .....................................      150,000      166,044
Minneapolis Health Care Facility Revenue
   Jones-Harrison Residence Project
   6.00% 10/1/27 .....................................    1,565,000    1,585,235
Minneapolis Housing & Health Care Facility Revenue
   Augustana Chapel View Homes
   6.50% 6/1/17 ......................................    1,370,000    1,408,798

--------------------------------------------------------------------------------
                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                          ----------------------
MUNICIPAL BONDS (CONTINUED)
HOSPITAL REVENUE BONDS (CONTINUED)
Northfield Health Care Facilities Revenue
   Refunding & Improvement (Northfield Care Center)
   Series A 6.00% 5/1/28 ...........................   $ 1,405,000   $ 1,419,247
Perham Hospital District Congregate Housing
   Facilities Briarwood Project 6.25% 2/1/22 .......       620,000       628,618
Robbinsdale North Memorial Medical (AMBAC)
   5.50% 5/15/23 ...................................       100,000       102,844
Rochester Health Care Facilities Revenue Reg IRS
   for Mayo Clinic, Series H Inverse Floater
   7.864% 11/15/15 .................................     1,500,000     1,744,095
Springfield St. John's Lutheran Home Revenue
   8.50% 11/1/19 ...................................       150,000       157,418
St. Paul Housing & Redevelopment Hospital
   Revenue for Health East Series B
   6.625% 11/1/17 ..................................       490,000       507,650
St. Paul Housing & Redevelopment Hospital
   Revenue for Health East Series A
   6.625% 11/1/17 ..................................       240,000       248,645
Waconia Good Samaritan Housing & Redevelopment
   Revenue for The Evangelical Lutheran
   Series A 6.00% 6/1/14 ...........................       660,000       683,872
Wadena County Health Care Facility Gross Revenue
   Series B 7.75% 9/1/24 ...........................       250,000       278,310
Washington County Housing & Redevelopment
   Authority for Health East
   5.50% 11/15/27 ..................................     1,000,000       899,190
                                                                      ----------
                                                                      12,090,399
                                                                      ----------
HOUSING REVENUE BONDS - 50.61%
Bloomington Multifamily Housing Revenue Refunding
   Hampshire Apartments Series
   A 6.20% 12/1/31 .................................     2,500,000     2,496,225
Brooklyn Center Four Court Multifamily Housing
   7.50% 6/1/25 ....................................       370,000       388,223
Carver Multifamily Housing Lake Grace
   6.25% 7/1/28 ....................................       330,000       346,883
Carver Multifamily Housing Lake Grace
   8.00% 7/1/28 ....................................       320,000       352,467
Chanhassen Multifamily Housing Heritage Park
   6.20% 7/1/30 ....................................       300,000       319,266
Cheska Multifamily West Suburban Housing Partners
   7.875% 3/1/31 ...................................     1,000,000       997,130
Coon Rapids Multifamily Revenue Margaret Place
   Series A 6.50% 5/1/25 ...........................       500,000       507,740
Coon Rapids Senior Housing Revenue Refunding
   Epiphany Senior Citizens Housing Corporation
   Project 6.00% 11/1/28 ...........................     3,455,000     3,456,555
Eden Prairie Health Care Facilities Revenue
   Refunding Castle Ridge Care Center
   5.70% 7/1/28 ....................................     1,740,000     1,690,149

22 for tax-exempt income

--------------------------------------------------------------------------------
                                                          PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
                                                          ----------------------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Eden Prairie Multifamily Housing Subordinated
   Tanager Creek 8.00% 6/20/31 .......................   $  770,000   $  801,054
Hibbing Economic Development Authority
   6.40% 2/1/12 ......................................      530,000      555,387
Hutchinson Multifamily Housing Revenue Evergreen
   Apartments Project, Section 8
   5.75% 11/1/28 .....................................    3,630,000    3,624,552
Minneapolis Multifamily Housing Olson Townhomes,
   Section 8 6.00% 12/1/19 ...........................      800,000      827,664
Minneapolis-Nicollet Towers Multifamily Housing,
   Section 8 6.00% 12/1/19 ...........................      300,000      318,609
Minnesota Housing Finance Authority Single Family
   Mortgage Series E 6.25% 1/1/23 ....................       90,000       94,342
Minnesota Housing Finance Authority Single Family
   Housing 5.875% 1/1/17 .............................      100,000      104,925
Minnesota State Housing Finance Agency Single
   Family Mortgage Series K 5.75% 1/1/26 .............    1,000,000    1,028,140
Minnetonka Multifamily Housing Beacon Hill
   Senior Housing Project (Presbyterian Homes
   Guaranteed) 7.55% 6/1/19 ..........................      200,000      214,808
Minnetonka Senior Housing Revenue
   Westridge Senior Housing Project
   6.30% 9/1/08 ......................................      110,000      114,599
Minnetonka Senior Housing Revenue
   Westridge Senior Housing Project
   6.50% 9/1/12 ......................................      285,000      296,850
Minnetonka Senior Housing Revenue
   Westridge Senior Housing Project
   7.00% 9/1/27 ......................................    1,275,000    1,343,238
Moorhead Economic Development Authority
   Multifamily Revenue Refunding & Improvement
   Housing Development for Eventide Series B
   6.00% 6/1/18 ......................................      870,000      872,279
New Brighton Multifamily Polynesian
   Village Apartments 7.60% 4/1/25 ...................      300,000      321,804
Oakdale Elderly Housing Revenue PHM/Oakdale
   Project 6.00% 3/1/28 ..............................    1,800,000    1,822,770
Oakdale Housing Oak Meadows Project
   6.75% 4/1/15 ......................................    1,500,000    1,594,965
Shoreview Elderly Housing (Presbyterian Homes of
   Homes)/Shoreview Project 6.15% 12/1/33 ............    2,955,000    2,961,087
St. Anthony Multifamily Housing Chandler (GNMA)
   6.05% 11/20/16 ....................................      135,000      144,939
St. Louis Park Multifamily Mortgage Revenue
   Tamarind Project (FNMA)
   5.50% 11/1/13 .....................................      125,000      128,566
Stillwater Multifamily Housing Stillwater Cottages
   6.75% 11/1/11 .....................................      205,000      210,340

 Stillwater Multifamily Housing Stillwater Cottages
    7.00% 11/1/27 ...................................  $   340,000   $   350,540
 Stillwater Multifamily Housing Stillwater Cottages
    7.00% 11/1/16 ...................................      680,000       701,080
 Twin Valley Congregate Housing Revenue Living
    Options Incorporated Project 5.95% 11/1/28 ......    1,825,000     1,822,281
                                                                      ----------
                                                                      30,809,457
                                                                      ----------

 INDUSTRIAL DEVELOPMENT REVENUE BONDS - 3.36%
 Andover Development Revenue Downtown Center
    Project Series A 7.00% 12/1/12 ..................    1,640,000     1,745,419
 Red Wing Industrial Development Revenue for Kmart
    (First Mortgage) 5.50% 7/1/08 ...................      300,000       302,673
                                                                      ----------
                                                                       2,048,092
                                                                      ----------

 LEASE/CERTIFICATES OF PARTICIPATION - 1.68%
 Beltrami County Housing & Redevelopment
    Authority Revenue Lease 6.10% 2/1/12 ............      460,000       484,394
 Rice County Certificate of Participation
    6.00% 12/1/21 ...................................      125,000       131,053
 Saint Cloud Certificate of Participation
    5.90% 12/1/17 ...................................      400,000       410,008
                                                                      ----------
                                                                       1,025,455
                                                                      ----------

 POWER AUTHORITY REVENUE BONDS - 2.63%
 Bass Brook Pollution Control Revenue for Minnesota
    Power & Light 6.00% 7/1/22 ......................      805,000       845,524
 Puerto Rico Electric Power Authority
    Inverse Floater 5.83% 7/1/19 ....................      400,000       363,632
 Southern Minnesota Municipal Power Agency
    (FGIC) 5.75% 1/1/18 .............................      100,000       105,885
 Western Municipal Power Agency Revenue
    6.125% 1/1/16 ...................................      285,000       285,875
                                                                      ----------
                                                                       1,600,916
                                                                      ----------
*PRE-REFUNDED BONDS - 0.36%
 Esko Independent School District #99 (FSA)
    5.75% 4/1/17-05 .................................      100,000       108,514
 Stewartville Independent School District (MN
    School District Enhanced) Series A
    5.75% 2/1/12-05 .................................      100,000       108,035
                                                                      ----------
                                                                         216,549
                                                                      ----------

 WATER & SEWER REVENUE BONDS - 4.75%
 Minnesota Public Facilities Authority Water
    Pollution Control Revenue Inverse Floater
    6.13% 3/1/18 ....................................    3,000,000     2,889,870
                                                                      ----------
                                                                       2,889,870
                                                                      ----------

 OTHER REVENUE BONDS - 2.46%
 Minneapolis Community Development Agency Revenue
    Holiday Inn Metrodome Project
    6.00% 12/1/01 ...................................    1,100,000     1,112,749
 Woodbury Golf Course Revenue 6.75% 2/1/22 ..........      365,000       384,276
                                                                      ----------
                                                                       1,497,025
                                                                      ----------
 Total Municipal Bonds (cost $56,767,169) ...........                 58,194,663
                                                                      ----------
                                                        for tax-exempt income 23

--------------------------------------------------------------------------------
                                                            NUMBER      MARKET
                                                           OF SHARES    VALUE
                                   ---------------------------------------------
SHORT-TERM INVESTMENTS - 2.28%
Norwest Federated Municipal
   Money Market Fund ......................................1,387,605 $ 1,387,605
                                                                     -----------
Total Short-Term Investments
   (cost $1,387,605) ......................................            1,387,605
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES OWNED - 97.87%
   (COST $58,154,774) .....................................          $59,582,268
RECIEVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 2.13% .............................            1,297,780
                                                                     -----------
NET ASSETS APPLICABLE TO 5,678,526 SHARES
   ($.01 PAR VALUE) OUTSTANDING - 100.00% .................          $60,880,048
                                                                     ===========
NET ASSET VALUE - MINNESOTA HIGH YIELD MUNICIPAL BOND
   FUND A CLASS ($39,566,437 / 3,690,871 SHARES) ..........               $10.72
                                                                          ======
NET ASSET VALUE - MINNESOTA HIGH YIELD MUNICIPAL BOND
   FUND B CLASS ($15,012,837 / 1,399,952 SHARES) ..........               $10.72
                                                                          ======
NET ASSET VALUE - MINNESOTA HIGH YIELD MUNICIPAL BOND
   FUND C CLASS ($6,300,774 / 587,703 SHARES) .............               $10.72
                                                                          ======
----------
* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
AMBAC-Insured by the AMBAC Indemnity Corporation
FGIC -Insured by the Financial Guaranty Insurance Company
FSA  -Insured by Financial Security Assurance
GNMA -Insured by the Government National Mortgage Association
FNMA -Insured by the Federal National Mortgage Association

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1999:
Common Stock, $.01 par value, 100,000,000,000 shares
   authorized to the Fund with 10,000,000,000 shares
   allocated to Minnesota High Yield Municipal Bond
   Fund A Class, 10,000,000,000 shares allocated to
   Minnesota High Yield Municipal Bond Fund B Class,
   and 10,000,000,000 shares allocated to Minnesota
   High Yield Municipal Fund C Class .................    $59,440,634
Distributions in excess of net investment income ........      (5,662)
Accumulated net realized gain on investments ............      17,582
Net unrealized appreciation of investments ..............   1,427,494
                                                          -----------
Total Net Assets ........................................ $60,880,048
                                                          ===========

NET ASSET VALUE AND OFFERING PRICE FOR MINNESOTA
   HIGH YIELD MUNICIPAL BOND FUND A CLASS
Net asset value per share (A) ...........................      $10.72
Sales charge (3.75% of offering price or 3.92% of amount
   invested per share) (B) ..............................        0.42
                                                               ------
Offering price ..........................................      $11.14
                                                               ======

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $100,000.

                             See accompanying notes

24 for tax-exempt income

DELAWARE GROUP MINNESOTA MUNICIPAL BOND FUNDS, INC. -
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           VOYAGEUR
                                                        VOYAGEUR         VOYAGEUR        INTERMEDIATE     VOYAGEUR MUTUAL
                                                        TAX-FREE         INSURED           TAX-FREE         FUNDS, INC.
                                                       FUNDS, INC.     FUNDS, INC.        FUNDS, INC.     MINNESOTA HIGH
                                                        TAX-FREE        MINNESOTA    TAX-FREE MINNESOTA   YIELD MUNICIPAL
                                                     MINNESOTA FUND   INSURED FUND    INTERMEDIATE FUND      BOND FUND
                                                     --------------   ------------   ------------------   ---------------
INVESTMENT INCOME:
Interest ..........................................   $12,417,469       $8,350,270        $1,699,927        $1,657,522
                                                      -----------       ----------        ----------        ----------
EXPENSES:
Management fees ...................................     1,073,714          743,682           118,161           179,412
Distribution expense ..............................       601,934          426,447            59,380           143,227
Dividend disbursing and transfer agent
   fees and expenses ..............................       148,442          108,118            27,428             4,844
Registration fees .................................         9,800            8,250             1,400               591
Reports and statements to shareholders ............        18,586           13,000             1,207             1,000
Accounting and administration .....................        89,992           65,015            12,460             3,846
Professional fees .................................        12,853            9,548             3,383             1,100
Custodian fees ....................................         5,500            7,900             2,500               600
Taxes (other than taxes on income) ................         8,500           12,948             6,630               600
Amortization of organization expenses .............            --           (1,210)               --                --
Directors' fees ...................................         4,754            3,383             1,785               568
Other .............................................         2,919              465             2,061             2,177
                                                      -----------       ----------        ----------        ----------
                                                        1,976,994        1,397,546          236,395            337,965
Less expenses absorbed by Delaware
   Management Company .............................            --               --                --          (123,333)
                                                      -----------       ----------        ----------        ----------
Total operating expenses ..........................     1,976,994        1,397,546           236,395           214,632
Interest expense ..................................        45,948           11,219             2,214            13,463
                                                      -----------       ----------        ----------        ----------
Total expenses ....................................     2,022,942        1,408,765           238,609           228,095
                                                      -----------       ----------        ----------        ----------

NET INVESTMENT INCOME .............................    10,394,527        6,941,505         1,461,318         1,429,427
                                                      -----------       ----------        ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ..................       750,325          148,628            15,077            29,373
Net change in unrealized appreciation/
   depreciation of investments ....................    (3,028,497)      (1,643,180)         (575,511)         (487,099)
                                                      -----------       ----------        ----------        ----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...    (2,278,172)      (1,494,552)         (560,434)         (457,726)
                                                      -----------       ----------        ----------        ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................    $8,116,355       $5,446,953          $900,884          $971,701
                                                      ===========       ==========        ==========        ==========

                             See accompanying notes
                                                        for tax-exempt income 25

DELAWARE GROUP MINNESOTA MUNICIPAL BOND FUNDS, INC. -
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             VOYAGEUR TAX-FREE FUNDS, INC.
                                                                TAX-FREE MINNESOTA FUND
                                                      ------------------------------------------
                                                      SIX MONTHS     EIGHT MONTHS        YEAR
                                                         ENDED           ENDED          ENDED
                                                        2/28/99         8/31/98       12/31/97
                                                      (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income .............................   $10,394,527    $14,121,711     $22,233,984
Net realized gain on investments ..................       750,325        998,916       3,216,993
Net change in unrealized appreciation/
   depreciation of investments ....................    (3,028,497)     3,595,749      13,746,414
                                                     -------------  ------------    ------------
Net increase in net assets resulting
   from operations ................................     8,116,355     18,716,376      39,197,391
                                                     ------------   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class ........................................    (9,991,857)   (13,881,351)    (21,801,997)
   B Class ........................................      (221,491)      (254,452)       (342,308)
   C Class ........................................      (115,199)      (110,969)       (121,569)
                                                     ------------   ------------    ------------
                                                      (10,328,547)   (14,246,772)    (22,265,874)
                                                     ------------   ------------    ------------

Net realized gain from investment
   transactions:
   A Class ........................................    (1,282,606)      (701,597)             --
   B Class ........................................       (33,499)       (16,734)             --
   C Class ........................................       (17,432)        (7,940)             --
                                                     ------------   ------------    ------------
                                                       (1,333,537)      (726,271)             --
                                                     ------------   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ........................................    16,632,548     16,789,907      30,690,547
   B Class ........................................     2,154,534      2,144,150       2,901,401
   C Class ........................................     1,924,733      2,221,006       1,258,502

Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income and net realized
   gains on investment transactions:
   A Class ........................................     7,622,955      9,615,052      14,861,153
   B Class ........................................       185,596        203,099         265,963
   C Class ........................................       106,679        101,927         108,591
                                                     ------------   ------------    ------------
                                                       28,627,045     31,075,141      50,086,157
                                                     ------------   ------------    ------------
Cost of shares repurchased:
   A Class ........................................   (17,572,997)   (31,266,997)    (73,076,182)
   B Class ........................................      (646,827)      (403,632)     (1,502,411)
   C Class ........................................      (346,775)      (537,644)     (1,472,994)
                                                     ------------   ------------    ------------
                                                      (18,566,599)   (32,208,273)    (76,051,587)
                                                     ------------   ------------    ------------
Increase (decrease) in net assets
   derived from capital
   share transactions .............................    10,060,446     (1,133,132)    (25,965,430)
                                                     ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS .............     6,514,717      2,610,201      (9,033,913)

NET ASSETS:
Beginning of period ...............................   431,272,464    428,662,263     437,696,176
                                                     ------------   ------------    ------------
End of period .....................................  $437,787,181   $431,272,464    $428,662,263
                                                     ============   ============    ============

[RESTUBBED FROM PREVIOUS TABLE]
                                                               VOYAGEUR INSURED FUNDS, INC.
                                                                  MINNESOTA INSURED FUND
                                                     -------------------------------------------
                                                       SIX MONTHS    EIGHT MONTHS       YEAR
                                                         ENDED          ENDED          ENDED
                                                        2/28/99        8/31/98       12/31/97
                                                       (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income .............................    $6,941,505      $9,421,773    $14,992,728
Net realized gain on investments ..................       148,628          32,436      1,476,574
Net change in unrealized appreciation/
   depreciation of investments ....................    (1,643,180)      2,911,667      7,964,819
                                                     ------------    ------------   ------------
Net increase in net assets resulting
   from operations ................................     5,446,953      12,365,876     24,434,121
                                                     ------------    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class ........................................    (6,656,495)     (9,116,602)   (14,559,667)
   B Class ........................................      (219,621)       (253,079)      (326,611)
   C Class ........................................       (68,602)        (84,466)      (135,307)
                                                     ------------    ------------   ------------
                                                       (6,944,718)     (9,454,147)   (15,021,585)
                                                     ------------    ------------   ------------

Net realized gain from investment
   transactions:
   A Class ........................................            --              --             --
   B Class ........................................            --              --             --
   C Class ........................................            --              --             --
                                                     ------------    ------------   ------------
                                                               --              --             --
                                                     ------------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ........................................    11,311,341       8,614,988     16,105,669
   B Class ........................................     1,682,913       1,720,072      2,803,647
   C Class ........................................       910,920         302,962        726,891

Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income and net realized
   gains on investment transactions:
   A Class ........................................     4,509,399       6,103,879     10,480,178
   B Class ........................................       144,898         175,169        249,513
   C Class ........................................        55,094          65,047        114,902
                                                     ------------    ------------   ------------
                                                       18,614,565      16,982,117     30,480,800
                                                     ------------    ------------   ------------
Cost of shares repurchased:
   A Class ........................................   (12,738,242)    (22,936,162)   (52,017,149)
   B Class ........................................      (491,921)       (547,658)    (1,207,521)
   C Class ........................................      (218,454)       (287,466)      (973,441)
                                                     ------------    ------------   ------------
                                                      (13,448,617)    (23,771,286)   (54,198,111)
                                                     ------------    ------------   ------------
Increase (decrease) in net assets
   derived from capital
   share transactions .............................     5,165,948      (6,789,169)   (23,717,311)
                                                     ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS .............     3,668,183      (3,877,440)   (14,304,775)

NET ASSETS:
Beginning of period ...............................   296,638,076     300,515,516    314,820,291
                                                     ------------    ------------   ------------
End of period .....................................  $300,306,259    $296,638,076   $300,515,516
                                                     ============    ============   ============

                             See accompanying notes

26 for tax-exempt income

DELAWARE GROUP MINNESOTA MUNICIPAL BOND FUNDS, INC. -
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
                                                        TAX-FREE MINNESOTA INTERMEDIATE FUND
                                                      ------------------------------------------
                                                      SIX MONTHS     EIGHT MONTHS        YEAR
                                                         ENDED           ENDED          ENDED
                                                        2/28/99         8/31/98       12/31/97
                                                      (UNAUDITED)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ............................     $1,461,318    $1,908,966     $2,988,988
Net realized gain (loss) on investments ..........         15,077       103,601        638,280
Net change in unrealized appreciation/
   depreciation of investments ...................       (575,511)     (121,364)       321,114
                                                      -----------   -----------    -----------
Net increase in net assets resulting
   from operations ...............................        900,884     1,891,203      3,948,382
                                                      -----------   -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class .......................................     (1,388,980)   (1,838,819)    (2,915,016)
   B Class .......................................        (33,146)      (29,833)       (26,474)
   C Class .......................................        (35,582)      (42,221)       (52,600)
                                                      -----------   -----------    -----------
                                                       (1,457,708)   (1,910,873)    (2,994,090)
                                                      -----------   -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class .......................................      8,245,617     3,869,637      7,081,491
   B Class .......................................        837,942       702,708        669,318
   C Class .......................................        563,956       644,898        810,790

Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   A Class .......................................      1,050,856     1,378,025      2,185,735
   B Class .......................................         23,302        24,782         23,336
   C Class .......................................         32,102        38,393         52,025
                                                      -----------   -----------    -----------
                                                       10,753,775     6,658,443     10,822,695
                                                      -----------   -----------    -----------
Cost of shares repurchased:
   A Class .......................................     (3,223,445)   (8,471,167)   (18,684,272)
   B Class .......................................        (54,605)     (263,216)      (205,353)
   C Class .......................................       (150,460)     (594,312)      (510,897)
                                                      -----------   -----------    -----------
                                                       (3,428,510)   (9,328,695)   (19,400,522)
                                                      -----------   -----------    -----------
Increase (decrease) in net assets
   derived from capital share
   transactions ..................................      7,325,265    (2,670,252)    (8,577,827)
                                                      -----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS ............      6,768,441    (2,689,922)    (7,623,535)

NET ASSETS:
Beginning of period ..............................     57,256,434    59,946,356     67,569,891
                                                      -----------   -----------    -----------
End of period ....................................    $64,024,875   $57,256,434    $59,946,356
                                                      ===========   ===========    ===========
                             See accompanying notes


[RESTUBBED FROM PREVIOUS TABLE]
                                                               VOYAGEUR MUTUAL FUNDS, INC.
                                                      MINNESOTA HIGH YIELD MUNICIPAL BOND FUND
                                                     -------------------------------------------
                                                       SIX MONTHS    EIGHT MONTHS       YEAR
                                                         ENDED          ENDED          ENDED
                                                        2/28/99        8/31/98       12/31/97
                                                       (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ............................     $1,429,427     $1,341,908    $1,229,469
Net realized gain (loss) on investments ..........         29,373           (648)       (4,334)
Net change in unrealized appreciation/
   depreciation of investments ...................       (487,099)       659,652     1,166,080
                                                      -----------    -----------   -----------
Net increase in net assets resulting
   from operations ...............................        971,701      2,000,912     2,391,215
                                                      -----------    -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class .......................................       (971,176)      (873,324)     (783,576)
   B Class .......................................       (335,405)      (359,748)     (312,756)
   C Class .......................................       (129,506)      (134,232)     (109,945)
                                                      -----------    -----------   -----------
                                                       (1,436,087)    (1,367,304)   (1,206,277)
                                                      -----------    -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class .......................................      7,949,868     15,804,815    12,612,422
   B Class .......................................      2,230,281      5,379,096     5,453,844
   C Class .......................................      1,262,965      2,319,609     2,470,327

Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   A Class .......................................        550,697        580,383       503,798
   B Class .......................................        197,402        202,199       160,239
   C Class .......................................         92,914         99,018        89,364
                                                      -----------    -----------   -----------
                                                       12,284,127     24,385,120    21,289,994
                                                      -----------    -----------   -----------
Cost of shares repurchased:
   A Class .......................................     (1,933,231)    (2,500,965)     (903,309)
   B Class .......................................       (644,984)      (603,878)     (475,668)
   C Class .......................................       (173,248)      (498,154)     (405,467)
                                                      -----------    -----------   -----------
                                                       (2,751,463)    (3,602,997)   (1,784,444)
                                                      -----------    -----------   -----------
Increase (decrease) in net assets
   derived from capital share
   transactions ..................................      9,532,664     20,782,123    19,505,550
                                                      -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS ............      9,068,278     21,415,731    20,690,488

NET ASSETS:
Beginning of period ..............................     51,811,770     30,396,039     9,705,551
                                                      -----------    -----------   -----------
End of period ....................................    $60,880,048    $51,811,770   $30,396,039
                                                      ===========    ===========   ===========

                             See accompanying notes
                                                        for tax-exempt income 27

DELAWARE GROUP MINNESOTA MUNICIPAL BOND FUNDS, INC. -
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                   VOYAGEUR TAX-FREE FUNDS, INC.
                                                                  TAX-FREE MINNESOTA FUND A CLASS
                                                           -----------------------------------------------
                                                           SIX MONTHS  EIGHT MONTHS
                                                              ENDED       ENDED
                                                           2/28/99(1)   8/31/98(1)   12/31/97(3)  12/31/96
                                                          (UNAUDITED)
Net asset value, beginning of period ..................      $13.020     $12.910      $12.400     $12.630

Income from investment operations:
   Net investment income ..............................        0.318       0.431        0.654       0.630
   Net realized and unrealized gain (loss)
     on investments ...................................       (0.062)      0.136        0.511      (0.230)
                                                             -------     -------      -------     -------
   Total from investment operations ...................        0.256       0.567        1.165       0.400
                                                             -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income ...............       (0.316)     (0.435)      (0.655)     (0.630)
   Distributions from net realized gain
     on investments ...................................       (0.040)     (0.022)          --          --
   In excess of net realized gains ....................           --          --           --          --
                                                             -------     -------      -------     -------
   Total dividends and distributions ..................       (0.356)     (0.457)      (0.655)     (0.630)
                                                             -------     -------      -------     -------

Net asset value, end of period ........................      $12.920     $13.020      $12.910     $12.400
                                                             =======     =======      =======     =======

Total Return(2) .......................................        1.94%       4.46%        9.68%       3.33%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ............     $419,393    $416,113     $417,365    $428,380
   Ratio of expenses to average net assets ............        0.91%       0.89%        0.91%       0.92%
   Ratio of expenses to average net assets prior
     to expense limitation ............................        0.91%       0.92%        0.95%       0.92%
   Ratio of net investment income to average
     net assets .......................................        4.84%       5.00%        5.22%       5.13%
   Ratio of net investment income to average net
     assets prior to expense limitation ...............        4.84%       4.97%        5.18%       5.13%
   Portfolio turnover .................................          27%         13%          19%         28%

[RESTUBBED FROM PREVIOUS TABLE]
                                                              VOYAGEUR TAX-FREE FUNDS, INC.
                                                             TAX-FREE MINNESOTA FUND A CLASS
                                                            ----------------------------------

                                                            YEAR ENDED
                                                             12/31/95    12/31/94     12/31/93

Net asset value, beginning of period ..................      $11.330     $12.850      $12.210

Income from investment operations:
   Net investment income ..............................        0.620       0.630        0.640
   Net realized and unrealized gain (loss)
     on investments ...................................        1.320      (1.480)       0.870
                                                             -------     -------      -------
   Total from investment operations ...................        1.940      (0.850)       1.510
                                                             -------     -------      -------

Less dividends and distributions:
   Dividends from net investment income ...............       (0.640)     (0.610)      (0.640)
   Distributions from net realized gain
     on investments ...................................           --      (0.050)      (0.230)
   In excess of net realized gains ....................           --      (0.010)          --
                                                             -------     -------      -------
   Total dividends and distributions ..................       (0.640)     (0.670)      (0.870)
                                                             -------     -------      -------

Net asset value, end of period ........................      $12.630     $11.330      $12.850
                                                             =======     =======      =======

Total Return(2) .......................................       17.49%      (6.73%)      12.70%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ............     $455,220    $406,497     $458,145
   Ratio of expenses to average net assets ............        0.93%       0.90%        1.02%
   Ratio of expenses to average net assets prior
     to expense limitation ............................        0.93%       0.90%        1.02%
   Ratio of net investment income to average
     net assets .......................................        5.11%       5.29%        5.02%
   Ratio of net investment income to average net
     assets prior to expense limitation ...............        5.11%       5.29%        5.02%
   Portfolio turnover .................................          51%         24%          32%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.

                             See accompanying notes

28 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                     VOYAGEUR TAX-FREE FUNDS, INC.
                                                                                   TAX-FREE MINNESOTA FUND B CLASS
                                                                     -----------------------------------------------------------
                                                                   SIX MONTHS   EIGHT MONTHS                           PERIOD FROM
                                                                      ENDED        ENDED            YEAR ENDED          3/11/95(4)
                                                                    2/28/99(1)   8/31/98(1)   12/31/97(3)   12/31/96   TO 12/31/95
                                                                   (UNAUDITED)
Net asset value, beginning of period ...........................      $13.020      $12.910      $12.400     $12.620       $11.900

Income from investment operations:
   Net investment income .......................................        0.268        0.366        0.574       0.560         0.450
   Net realized and unrealized gain (loss)
     from investments ..........................................       (0.061)       0.136        0.508      (0.220)        0.710
                                                                      -------      -------      -------     -------       -------
   Total from investment operations ............................        0.207        0.502        1.082       0.340         1.160
                                                                      -------      -------      -------     -------       -------

Less dividends and distributions:
   Dividends from net investment income ........................       (0.267)      (0.370)      (0.572)     (0.560)       (0.440)
   Distributions from net realized gain on investments .........       (0.040)      (0.022)          --          --            --
                                                                      -------      -------      -------     -------       -------
   Total dividends and distributions ...........................       (0.307)      (0.392)      (0.572)     (0.560)       (0.440)
                                                                      -------      -------      -------     -------       -------

Net asset value, end of period .................................      $12.920      $13.020      $12.910     $12.400       $12.620
                                                                      =======      =======      =======     =======       =======

Total Return(2) ................................................        1.56%        3.94%        8.95%       2.83%         9.95%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .....................      $11,846      $10,246       $8,215      $6,233        $2,701
   Ratio of expenses to average net assets .....................        1.66%        1.64%        1.56%       1.50%         1.38%(5)
   Ratio of expenses to average net assets prior to
     expense limitation ........................................        1.66%        1.67%        1.60%       1.67%         1.63%(5)
   Ratio of net investment income to average net assets ........        4.09%        4.25%        4.57%       4.53%         4.43%(5)
   Ratio of net investment income to average net assets
     prior to expense limitation ...............................        4.09%        4.22%        4.53%       4.36%         4.18%(5)
   Portfolio turnover ..........................................          27%          13%          19%         28%           51%

------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes
                                                        for tax-exempt income 29

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                               VOYAGEUR TAX-FREE FUNDS, INC.
                                                                             TAX-FREE MINNESOTA FUND C CLASS
                                                        --------------------------------------------------------------------------
                                                        SIX MONTHS  EIGHT MONTHS                                      PERIOD FROM
                                                          ENDED        ENDED                  YEAR ENDED                5/4/94(4)
                                                        2/28/99(1)   8/31/98(1)  12/31/97(3)   12/31/96    12/31/95   TO 12/31/94
                                                       (UNAUDITED)
Net asset value, beginning of period ................     $13.040     $12.920      $12.410     $12.630      $11.330     $11.960

Income from investment operations:
   Net investment income ............................       0.273       0.374        0.564       0.540        0.530       0.340
   Net realized and unrealized gain
     (loss) from investments ........................      (0.076)      0.138        0.508      (0.220)       1.320      (0.610)
                                                          -------     -------      -------     -------      -------     -------
   Total from investment operations .................       0.197       0.512        1.072       0.320        1.850      (0.270)
                                                          -------     -------      -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income .............      (0.267)     (0.370)      (0.562)     (0.540)      (0.550)     (0.320)
   Distributions from net realized gain
     on investments .................................      (0.040)     (0.022)          --          --           --      (0.040)
                                                          -------     -------      -------     -------      -------     -------
   Total dividends and distributions ................      (0.307)     (0.392)      (0.562)     (0.540)      (0.550)     (0.360)
                                                          -------     -------      -------     -------      -------     -------

Net asset value, end of period ......................     $12.930     $13.040      $12.920     $12.410      $12.630     $11.330
                                                          =======     =======      =======     =======      =======     =======

Total Return(2) .....................................       1.48%       4.02%        8.82%       2.64%       16.62%      (2.30%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ..................................      $6,548      $4,914       $3,083      $3,083       $2,319      $1,061
   Ratio of expenses to average net assets ..........       1.66%       1.64%        1.65%       1.67%        1.67%       1.72%(5)
   Ratio of expenses to average net assets
     prior to expense limitation ....................       1.66%       1.67%        1.69%       1.67%        1.67%       1.72%(5)
   Ratio of net investment income to
     average net assets .............................       4.09%       4.25%        4.48%       4.38%        4.33%       4.56%(5)
   Ratio of net investment income to
     average net assets prior to
     expense limitation .............................       4.09%       4.22%        4.44%       4.38%        4.33%       4.56%(5)
   Portfolio turnover ...............................         27%         13%          19%         28%          51%         24%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes

30 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                    VOYAGEUR INSURED FUNDS, INC.
                                                                   MINNESOTA INSURED FUND A CLASS
                                                          --------------------------------------------------
                                                           SIX MONTHS  EIGHT MONTHS
                                                              ENDED       ENDED
                                                           2/28/99(1)   8/31/98(1)   12/31/97(3)   12/31/96
                                                          (UNAUDITED)
Net asset value, beginning of period                          $11.050     $10.940      $10.600     $10.730

Income from investment operations:
   Net investment income ...............................        0.263       0.349        0.533       0.520
   Net realized and unrealized gain (loss)
     on investments ....................................       (0.060)      0.111        0.341      (0.130)
                                                             --------    --------     --------    --------
   Total from investment operations ....................        0.203       0.460        0.874       0.390
                                                             --------    --------     --------    --------

Less dividends and distributions:
   Dividends from net investment income ................       (0.263)     (0.350)      (0.534)     (0.520)
   Distributions from net realized gain
     on investments ....................................           --          --           --          --
                                                             --------    --------     --------    --------
   Total dividends and distributions ...................       (0.263)     (0.350)      (0.534)     (0.520)
                                                             --------    --------     --------    --------

Net asset value, end of period .........................      $10.990     $11.050      $10.940     $10.600
                                                             ========    ========     ========    ========

Total Return(2) ........................................        1.81%       4.28%        8.49%       3.75%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............     $284,722    $283,057     $288,494    $304,877
   Ratio of expenses to average net assets .............        0.91%       0.92%        0.92%       0.92%
   Ratio of expenses to average net assets
     prior to expense limitation .......................        0.91%       0.94%        0.94%       0.92%
   Ratio of net investment income to average
     net assets ........................................        4.70%       4.79%        5.01%       4.93%
   Ratio of net investment income to average
     net assets prior to expense limitation ............        4.70%       4.77%        4.99%       4.93%
   Portfolio turnover ..................................           4%          6%          21%         14%

[RESTUBBED FROM PREVIOUS TABLE]
                                                              VOYAGEUR INSURED FUNDS, INC.
                                                             MINNESOTA INSURED FUND A CLASS
                                                           ----------------------------------

                                                           YEAR ENDED
                                                            12/31/95    12/31/94     12/31/93

Net asset value, beginning of period                         $9.610     $11.020      $10.270

Income from investment operations:
   Net investment income ...............................      0.510       0.540        0.540
   Net realized and unrealized gain (loss)
     on investments ....................................      1.140      (1.390)       0.840
                                                           --------    --------     --------
   Total from investment operations ....................      1.650      (0.850)       1.380
                                                           --------    --------     --------

Less dividends and distributions:
   Dividends from net investment income ................     (0.530)     (0.520)      (0.540)
   Distributions from net realized gain
     on investments ....................................         --      (0.040)      (0.090)
                                                           --------    --------     --------
   Total dividends and distributions ...................     (0.530)     (0.560)      (0.630)
                                                           --------    --------     --------

Net asset value, end of period .........................    $10.730      $9.610      $11.020
                                                           ========    ========     ========

Total Return(2) ........................................     17.52%      (7.88%)      13.80%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............   $307,734    $284,132     $311,187
   Ratio of expenses to average net assets .............      0.87%       0.61%        0.70%
   Ratio of expenses to average net assets
     prior to expense limitation .......................      0.92%       0.94%        1.02%
   Ratio of net investment income to average
     net assets ........................................      4.92%       5.29%        4.93%
   Ratio of net investment income to average
     net assets prior to expense limitation ............      4.87%       4.96%        4.61%
   Portfolio turnover ..................................        54%         25%          18%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.

                             See accompanying notes
                                                        for tax-exempt income 31

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                     VOYAGEUR INSURED FUNDS, INC.
                                                                                    MINNESOTA INSURED FUND B CLASS
                                                                    ---------------------------------------------------------------
                                                                    SIX MONTHS   EIGHT MONTHS                         PERIOD FROM
                                                                       ENDED        ENDED           YEAR ENDED          3/7/95(4)
                                                                     2/28/99(1)   8/31/98(1)  12/31/97(3)  12/31/96    TO 12/31/95
                                                                    (UNAUDITED)
Net asset value, beginning of period ............................     $11.040      $10.930      $10.580     $10.720      $10.140

Income from investment operations:
   Net investment income ........................................       0.221        0.294        0.454       0.450        0.380
   Net realized and unrealized gain (loss) on investments .......      (0.060)       0.111        0.348      (0.140)       0.580
                                                                      -------      -------      -------     -------      -------
   Total from investment operations .............................       0.161        0.405        0.802       0.310        0.960
                                                                      -------      -------      -------     -------      -------

Less dividends and distributions:
   Dividends from net investment income .........................      (0.221)      (0.295)      (0.452)     (0.450)      (0.380)
                                                                      -------      -------      -------     -------      -------
   Total dividends and distributions ............................      (0.221)      (0.295)      (0.452)     (0.450)      (0.380)
                                                                      -------      -------      -------     -------      -------

Net asset value, end of period ..................................     $10.980      $11.040      $10.930     $10.580      $10.720
                                                                      =======      =======      =======     =======      =======

Total Return(2) .................................................       1.43%        3.76%        7.77%       3.03%        9.59%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ......................     $11,648      $10,374       $8,926      $6,817       $4,655
   Ratio of expenses to average net assets ......................       1.66%        1.67%        1.67%       1.56%        1.34%(5)
   Ratio of expenses to average net assets prior to
     expense limitation .........................................       1.66%        1.69%        1.69%       1.68%        1.64%(5)
   Ratio of net investment income to average net assets .........       3.95%        4.04%        4.26%       4.29%        4.15%(5)
   Ratio of net investment income to average net assets
     prior to expense limitation ................................       3.95%        4.02%        4.24%       4.17%        3.85%(5)
   Portfolio turnover ...........................................          4%           6%          21%         14%          54%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes

32 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                VOYAGEUR INSURED FUNDS, INC.
                                                                              MINNESOTA INSURED FUND C CLASS
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS  EIGHT MONTHS                                       PERIOD FROM
                                                            ENDED       ENDED                   YEAR ENDED                5/4/94(4)
                                                         2/28/99(1)   8/31/98(1)   12/31/97(3)   12/31/96     12/31/95   TO 12/31/94
                                                        (UNAUDITED)
Net asset value, beginning of period .................      $11.050     $10.940      $10.600     $10.730       $9.610     $10.230

Income from investment operations:
   Net investment income .............................        0.221       0.295        0.454       0.440        0.430       0.300
   Net realized and unrealized gain (loss)
     on investments ..................................       (0.050)      0.110        0.338      (0.130)       1.140      (0.620)
                                                            -------     -------      -------     -------      -------     -------
   Total from investment operations ..................        0.171       0.405        0.792       0.310        1.570      (0.320)
                                                            -------     -------      -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income ..............       (0.221)     (0.295)      (0.452)     (0.440)      (0.450)     (0.280)
   Distributions from net realized gain
     on investments ..................................           --          --           --          --           --      (0.020)
                                                            -------     -------      -------     -------      -------     -------
   Total dividends and distributions .................       (0.221)     (0.295)      (0.452)     (0.440)      (0.450)     (0.300)
                                                            -------     -------      -------     -------      -------     -------

Net asset value, end of period .......................      $11.000     $11.050      $10.940     $10.600      $10.730      $9.610
                                                            =======     =======      =======     =======      =======     =======

Total Return(2) ......................................        1.52%       3.76%        7.66%       2.98%       16.63%      (3.14%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ...................................       $3,935      $3,207       $3,096      $3,126       $3,166      $1,525
   Ratio of expenses to average net assets ...........        1.66%       1.67%        1.67%       1.68%        1.66%       1.36%(5)
   Ratio of expenses to average net assets
     prior to expense limitation .....................        1.66%       1.69%        1.69%       1.68%        1.67%       1.68%(5)
   Ratio of net investment income to
     average net assets ..............................        3.95%       4.04%        4.26%       4.18%        4.11%       4.68%(5)
   Ratio of net investment income to
     average net assets prior to
     expense limitation ..............................        3.95%       4.02%        4.24%       4.18%        4.10%       4.36%(5)
   Portfolio turnover ................................           4%          6%          21%         14%          54%         25%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes
                                                        for tax-exempt income 33

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                 VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
                                                                TAX-FREE MINNESOTA INTERMEDIATE FUND A CLASS
                                                               -----------------------------------------------
                                                               SIX MONTHS  EIGHT MONTHS
                                                                  ENDED       ENDED
                                                               2/28/99(1)   8/31/98(1)  12/31/97(3)   12/31/96
                                                               (UNAUDITED)
Net asset value, beginning of period ......................      $11.160     $11.170      $10.990     $11.140

Income from investment operations:
   Net investment income ..................................        0.272       0.363        0.535       0.510
   Net realized and unrealized gain (loss)
     on investments .......................................       (0.101)     (0.009)       0.180      (0.150)
                                                                 -------     -------      -------     -------
   Total from investment operations .......................        0.171       0.354        0.715       0.360
                                                                 -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income ...................       (0.271)     (0.364)      (0.535)     (0.510)
   Distributions from net realized gain
     on investments .......................................           --          --           --          --
                                                                 -------     -------      -------     -------
   Total dividends and distributions ......................       (0.271)     (0.364)      (0.535)     (0.510)
                                                                 -------     -------      -------     -------

Net asset value, end of period ............................      $11.060     $11.160      $11.170     $10.990
                                                                 =======     =======      =======     =======

Total Return(2) ...........................................        1.54%       3.22%        6.69%       3.46%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ................      $59,771     $54,281      $57,524     $66,024
   Ratio of expenses to average net assets ................        0.75%       0.80%        0.91%       0.89%
   Ratio of expenses to average net assets
     prior to expense limitation ..........................        0.75%       0.80%        0.95%       0.89%
   Ratio of net investment income to
     average net assets ...................................        4.91%       4.90%        4.86%       4.69%
   Ratio of net investment income to average
     net assets prior to expense limitation ...............        4.91%       4.90%        4.82%       4.69%
   Portfolio turnover .....................................          15%         14%          21%         28%

[RESTUBBED FROM PREVIOUS TABLE]
                                                                VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
                                                               TAX-FREE MINNESOTA INTERMEDIATE FUND A CLASS
                                                               --------------------------------------------

                                                               YEAR ENDED
                                                                12/31/95        12/31/94         12/31/93

Net asset value, beginning of period ......................      $10.500         $11.160          $10.830

Income from investment operations:
   Net investment income ..................................        0.510           0.450            0.470
   Net realized and unrealized gain (loss)
     on investments .......................................        0.640          (0.660)           0.370
                                                                 -------         -------          -------
   Total from investment operations .......................        1.150          (0.210)           0.840
                                                                 -------         -------          -------

Less dividends and distributions:
   Dividends from net investment income ...................       (0.510)         (0.450)          (0.470)
   Distributions from net realized gain
     on investments .......................................           --              --           (0.040)
                                                                 -------         -------          -------
   Total dividends and distributions ......................       (0.510)         (0.450)          (0.510)
                                                                 -------         -------          -------

Net asset value, end of period ............................      $11.140         $10.500          $11.160
                                                                 =======         =======          =======

Total Return(2) ...........................................       11.00%          (1.91%)           7.88%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ................      $72,405         $84,168          $75,374
   Ratio of expenses to average net assets ................        0.91%           0.92%            0.99%
   Ratio of expenses to average net assets
     prior to expense limitation ..........................        0.91%           0.92%            0.99%
   Ratio of net investment income to
     average net assets ...................................        4.61%           4.18%            4.18%
   Ratio of net investment income to average
     net assets prior to expense limitation ...............        4.61%           4.18%            4.18%
   Portfolio turnover .....................................          40%             42%              19%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.

                             See accompanying notes

34 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                            VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
                                                                          TAX-FREE MINNESOTA INTERMEDIATE FUND B CLASS
                                                                  --------------------------------------------------------------
                                                                  SIX MONTHS  EIGHT MONTHS                           PERIOD FROM
                                                                     ENDED        ENDED          YEAR ENDED           8/15/95(4)
                                                                  2/28/99(1)   8/31/98(1)  12/31/97(3)  12/31/96     TO 12/31/95
                                                                 (UNAUDITED)
Net asset value, beginning of period ..........................     $11.180     $11.170      $10.990     $11.140      $10.950

Income from investment operations:
   Net investment income ......................................       0.227       0.301        0.437       0.440        0.170
   Net realized and unrealized gain (loss)
     on investments ...........................................      (0.103)      0.009        0.190      (0.150)       0.190
                                                                    -------     -------      -------     -------      -------
   Total from investment operations ...........................       0.124       0.310        0.627       0.290        0.360
                                                                    -------     -------      -------     -------      -------

Less dividends:
   Dividends from net investment income .......................      (0.224)     (0.300)      (0.447)     (0.440)      (0.170)
                                                                    -------     -------      -------     -------      -------
   Total dividends ............................................      (0.224)     (0.300)      (0.447)     (0.440)      (0.170)
                                                                    -------     -------      -------     -------      -------

Net asset value, end of period ................................     $11.080     $11.180      $11.170     $10.990      $11.140
                                                                    =======     =======      =======     =======      =======

Total Return(2) ...............................................       1.12%       2.82%        5.84%       2.74%        3.26%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ....................      $2,166      $1,375         $910        $408          $27
   Ratio of expenses to average net assets ....................       1.60%       1.65%        1.81%       1.56%        1.30%(5)
   Ratio of expenses to average net assets prior to
     expense limitation .......................................       1.60%       1.65%        1.85%       1.62%        1.55%(5)
   Ratio of net investment income to average net assets .......       4.06%       4.05%        3.96%       3.99%        3.93%(5)
   Ratio of net investment income to average net assets
     prior to expense limitation ..............................       4.06%       4.05%        3.92%       3.93%        3.68%(5)
   Portfolio turnover .........................................         15%         14%          21%         28%          40%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes
                                                        for tax-exempt income 35

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                                          VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
                                                                        TAX-FREE MINNESOTA INTERMEDIATE FUND C CLASS
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS  EIGHT MONTHS                                       PERIOD FROM
                                                            ENDED       ENDED                   YEAR ENDED                5/4/94(4)
                                                         2/28/99(1)   8/31/98(1)   12/31/97(3)   12/31/96     12/31/95   TO 12/31/94
                                                        (UNAUDITED)
Net asset value, beginning of period ................      $11.170     $11.170      $10.990     $11.130      $10.500     $10.740

Income from investment operations:
   Net investment income ............................        0.226       0.301        0.440       0.430        0.420       0.240
   Net realized and unrealized gain
     (loss) on investments ..........................       (0.102)     (0.001)       0.187      (0.140)       0.630      (0.240)
                                                           -------     -------      -------     -------      -------     -------
   Total from investment operations .................        0.124       0.300        0.627       0.290        1.050          --
                                                           -------     -------      -------     -------      -------     -------

Less dividends:
   Dividends from net investment income .............       (0.224)     (0.300)      (0.447)     (0.430)      (0.420)     (0.240)
                                                           -------     -------      -------     -------      -------     -------
   Total dividends ..................................       (0.224)     (0.300)      (0.447)     (0.430)      (0.420)     (0.240)
                                                           -------     -------      -------     -------      -------     -------

Net asset value, end of period ......................      $11.070     $11.170      $11.170     $10.990      $11.130     $10.500
                                                           =======     =======      =======     =======      =======     =======

Total Return(2) .....................................        1.11%       2.73%        5.84%       2.69%       10.18%      (0.03%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..........       $2,087      $1,601       $1,512      $1,137         $694        $341
   Ratio of expenses to average net assets ..........        1.60%       1.65%        1.77%       1.64%        1.63%       1.71%(5)
   Ratio of expenses to average net
     assets prior to expense limitation .............        1.60%       1.65%        1.81%       1.64%        1.63%       1.71%(5)
   Ratio of net investment income to
     average net assets .............................        4.06%       4.05%        4.00%       3.94%        3.82%       3.35%(5)
   Ratio of net investment income to
     average net assets
     prior to expense limitation ....................        4.06%       4.05%        3.96%       3.94%        3.82%       3.35%(5)
   Portfolio turnover ...............................          15%         14%          21%         28%          40%         42%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes

36 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                     VOYAGEUR MUTUAL FUNDS, INC.
                                                            MINNESOTA HIGH YIELD MUNICIPAL BOND FUND A CLASS
                                                            ------------------------------------------------
                                                           SIX MONTHS  EIGHT MONTHS     YEAR     PERIOD FROM
                                                              ENDED       ENDED         ENDED     6/4/96(4)
                                                            2/28/99(1)  8/31/98(1)   12/31/97(3) TO 12/31/96
                                                           (UNAUDITED)
Net asset value, beginning of period ...................      $10.810     $10.650      $10.180     $10.000

Income from investment operations:
   Net investment income ...............................        0.290       0.392        0.643       0.350
   Net realized and unrealized gain (loss)
    on investments .....................................       (0.089)      0.170        0.463       0.180
                                                              -------     -------      -------     -------
   Total from investment operations ....................        0.201       0.562        1.106       0.530
                                                              -------     -------      -------     -------

Less dividends:
   Dividends from net investment income ................       (0.291)     (0.402)      (0.636)     (0.350)
                                                              -------     -------      -------     -------
   Total dividends: ....................................       (0.291)     (0.402)      (0.636)     (0.350)
                                                              -------     -------      -------     -------

Net asset value, end of period .........................      $10.720     $10.810      $10.650     $10.180
                                                              =======     =======      =======     =======

Total Return(2) ........................................        1.88%       5.37%       11.26%       5.40%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............      $39,566     $33,296      $19,017      $6,068
   Ratio of expenses to average net assets .............        0.55%       0.40%        0.09%       0.24%(5)
   Ratio of expenses to average net assets
     prior to expense limitation .......................        0.99%       1.20%        1.24%       1.25%(5)
   Ratio of net investment income to average
     net assets ........................................        5.41%       5.50%        6.16%       5.78%(5)
   Ratio of net investment income to average
     net assets prior to expense limitation ............        4.97%       4.70%        5.01%       4.77%(5)
   Portfolio turnover ..................................          63%          7%          23%         15%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes
                                                        for tax-exempt income 37

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                      VOYAGEUR MUTUAL FUNDS, INC.
                                                            MINNESOTA HIGH YIELD MUNICIPAL BOND FUND B CLASS
                                                           -------------------------------------------------
                                                            SIX MONTHS  EIGHT MONTHS    YEAR     PERIOD FROM
                                                              ENDED        ENDED        ENDED     6/12/96(4)
                                                            2/28/99(1)   8/31/98(1)  12/31/97(3) TO 12/31/96
                                                           (UNAUDITED)
Net asset value, beginning of period ....................     $10.810     $10.660      $10.190      $9.780

Income from investment operations:
   Net investment income ................................       0.253       0.343        0.557       0.290
   Net realized and unrealized gain
     (loss) on investments ..............................      (0.091)      0.159        0.470       0.410
                                                              -------     -------      -------     -------
   Total from investment operations .....................       0.162       0.502        1.027       0.700
                                                              -------     -------      -------     -------

Less dividends:
   Dividends from net
     investment income ..................................      (0.252)     (0.352)      (0.557)     (0.290)
                                                              -------     -------      -------     -------
   Total dividends: .....................................      (0.252)     (0.352)      (0.557)     (0.290)
                                                              -------     -------      -------     -------

Net asset value, end of period ..........................     $10.720     $10.810      $10.660     $10.190
                                                              =======     =======      =======     =======
Total Return(2) .........................................       1.52%       4.77%       10.41%       7.29%

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ......................................     $15,013     $13,351       $8,201      $2,738
   Ratio of expenses to average
     net assets .........................................       1.30%       1.15%        0.85%       0.95%(5)
   Ratio of expenses to average net
     assets prior to expense
     limitation .........................................       1.74%       1.95%        2.00%       2.00%(5)
   Ratio of net investment income to
     average net assets .................................       4.66%       4.75%        5.40%       5.14%(5)
   Ratio of net investment income to
     average net assets prior
     to expense limitation ..............................       4.22%       3.95%        4.25%       4.09%(5)
   Portfolio turnover ...................................         63%          7%          23%         15%

[RESTUBBED FROM PREVIOUS TABLE]
                                                                     VOYAGEUR MUTUAL FUNDS, INC.
                                                           MINNESOTA HIGH YIELD MUNICIPAL BOND FUND C CLASS
                                                           ------------------------------------------------
                                                           SIX MONTHS  EIGHT MONTHS    YEAR     PERIOD FROM
                                                              ENDED        ENDED      ENDED      6/7/96(4)
                                                            2/28/99(1)  8/31/98(1)  12/31/97(3) TO 12/31/96
                                                           (UNAUDITED)
Net asset value, beginning of period ....................    $10.810     $10.650      $10.180      $9.990

Income from investment operations:
   Net investment income ................................      0.251       0.340        0.572       0.300
   Net realized and unrealized gain
     (loss) on investments ..............................     (0.089)      0.170        0.455       0.190
                                                             -------     -------      -------     -------
   Total from investment operations .....................      0.162       0.510        1.027       0.490
                                                             -------     -------      -------     -------

Less dividends:
   Dividends from net
     investment income ..................................     (0.252)     (0.350)      (0.557)     (0.300)
                                                             -------     -------      -------     -------
   Total dividends: .....................................     (0.252)     (0.350)      (0.557)     (0.300)
                                                             -------     -------      -------     -------

Net asset value, end of period ..........................    $10.720     $10.810      $10.650     $10.180
                                                             =======     =======      =======     =======

Total Return(2) .........................................      1.52%       4.87%       10.41%       5.02%

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ......................................     $6,301      $5,165       $3,178        $900
   Ratio of expenses to average
     net assets .........................................      1.30%       1.15%        0.83%       0.99%(5)
   Ratio of expenses to average net
     assets prior to expense
     limitation .........................................      1.74%       1.95%        1.98%       2.00%(5)
   Ratio of net investment income to
     average net assets .................................      4.66%       4.75%        5.42%       4.90%(5)
   Ratio of net investment income to
     average net assets prior
     to expense limitation ..............................      4.22%       3.95%        4.27%       3.89%(5)
   Portfolio turnover ...................................        63%          7%          23%         15%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(4)  Commencement of operations.
(5)  Annualized

                             See accompanying notes

38 for tax-exempt income

DELAWARE GROUP MINNESOTA MUNICIPAL BOND FUNDS, INC. -
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

Delaware-Voyageur Tax-Free Minnesota Fund ("Tax-Free Minnesota Fund"), a series of the Voyageur Tax Free Funds, Inc., Delaware-Voyageur Minnesota Insured Fund ("Minnesota Insured Fund"), a series of the Voyageur Insured Funds, Inc., Delaware-Voyageur Tax-Free Minnesota Intermediate Fund ("Tax-Free Minnesota Intermediate Fund"), a series of the Voyageur Intermediate Tax Free Funds, Inc., and Delaware-Voyageur Minnesota High Yield Municipal Bond Fund ("Minnesota High Yield Municipal Bond Fund"), a series of the Delaware-Voyageur Mutual Funds, Inc., (each referred to as a "Fund" or collectively as the "Funds") are registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. The Tax-Free Minnesota Fund, Minnesota Insured Fund, and Tax-Free Minnesota Intermediate Fund are registered as diversified funds. The Minnesota High Yield Municipal Bond Fund is registered as a non-diversified fund.

The Tax-Free Minnesota Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Minnesota Insured Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. The Tax-Free Minnesota Intermediate Fund seeks to preserve original investment principal while providing income free from both federal and state income taxes by investing in intermediate term investment grade municipal bonds. The Minnesota High Yield Municipal Bond Fund seeks high current income free from both federal and state income taxes by investing in medium and lower-grade municipal bonds. The Funds each offer 3 classes of shares.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Managers Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC acquired DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company ("DMC") became the investment adviser to the Funds, Delaware Distributors, L.P. ("DDLP") became the distributor for the Funds, Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing and accounting and administration agent for the Funds. DMC, DDLP and DSC assumed these services under substantially similar fee structures that were in effect prior to the acquisition.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premium are amortized to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains, if any, are distributed annually.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays DMC the Investment Manager of each Fund, an annual fee, which is calculated daily on the net assets of each Fund.

DMC has elected to waive its fees and reimburse each Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses do not exceed the following percentages of average daily net assets through June 30, 1999.

                                                        for tax-exempt income 39

--------------------------------------------------------------------------------
3. Investment Management and Other Transactions with Affiliates (Continued)

                                                               TAX-FREE      MINNESOTA    TAX-FREE MINNESOTA    MINNESOTA HIGH YIELD
                                                            MINNESOTA FUND  INSURED FUND   INTERMEDIATE FUND    MUNICIPAL BOND FUND
                                                            --------------  ------------  ------------------    --------------------
Management fee as a percentage of average daily
   net assets (per annum) ................................        0.50%        0.50%             0.40%                  0.65%
Operating expense limitation as a percentage of average
daily net assets (per annum) .............................        0.75%        0.75%             0.75%                  0.25%

The Funds have engaged DSC, an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. Each Fund pays DSC a monthly fee based on number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On February 28, 1999, the Funds had payables to affiliates as follows:

                                                               TAX-FREE      MINNESOTA    TAX-FREE MINNESOTA    MINNESOTA HIGH YIELD
                                                            MINNESOTA FUND  INSURED FUND   INTERMEDIATE FUND    MUNICIPAL BOND FUND
                                                            --------------  ------------  ------------------    --------------------
Investment Management fees payable to DMC ................      $14,236        $119,554          $18,488                    $0
Dividend disbursing, transfer agent fees, accounting
  fees and other expenses payable to DSC .................      $40,375         $27,080           $5,929                $5,753
Other expenses payable to DMC and affiliates .............      $13,059          $9,633           $1,292                $1,872

Pursuant to the Distribution Agreement, the Funds pay DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class for the Tax-Free Minnesota Fund, the Minnesota Insured Fund and the Minnesota High Yield Municipal Bond Fund and 0.15% of the average daily net assets of the Tax-Free Minnesota Intermediate Fund A Class and 1.00% of the average daily net assets of the B and C Class for each Fund.

For the six months ended February 28, 1999, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

                                                               TAX-FREE      MINNESOTA    TAX-FREE MINNESOTA    MINNESOTA HIGH YIELD
                                                            MINNESOTA FUND  INSURED FUND   INTERMEDIATE FUND    MUNICIPAL BOND FUND
                                                            --------------  ------------  ------------------    --------------------
                                                                $40,980      $31,523             $3,647                $24,989

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

4. Investments
During the six months ended February 28, 1999 the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                                               TAX-FREE      MINNESOTA    TAX-FREE MINNESOTA    MINNESOTA HIGH YIELD
                                                            MINNESOTA FUND  INSURED FUND   INTERMEDIATE FUND    MUNICIPAL BOND FUND
                                                            --------------  ------------  ------------------    --------------------
Purchases: ...............................................   $58,239,055      $6,163,897      $12,340,865             $24,586,117
Sales: ...................................................   $58,917,766     $11,580,817       $4,623,360             $17,917,316

At February 28, 1999 the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:


                                                               TAX-FREE      MINNESOTA    TAX-FREE MINNESOTA    MINNESOTA HIGH YIELD
                                                            MINNESOTA FUND  INSURED FUND   INTERMEDIATE FUND    MUNICIPAL BOND FUND
                                                            --------------  ------------  ------------------    --------------------
Cost of Investments ......................................  $397,961,274    $273,989,185      $63,173,231            $58,154,774
Aggregate unrealized appreciation ........................   $34,823,507     $23,531,253       $2,217,817             $1,563,960
Aggregate unrealized depreciation ........................      $172,119          $5,670         $153,869               $136,466
Net unrealized appreciation ..............................   $34,651,388     $23,525,583       $2,063,948             $1,427,494

For federal income tax purposes, as of August 31, 1998, Minnesota Insured Fund had a capital loss carryover of $6,050,123 that will expire in 2003 through 2004, Tax Free Minnesota Intermediate Fund had a capital loss carryover of $47,382 that will expire in 2004, and Minnesota High Yield Municipal Bond Fund had a capital loss carryover of $11,143 that will expire from 2004 through 2005.

40 for tax-exempt income

--------------------------------------------------------------------------------
5. Capital Stock

                                                        VOYAGEUR TAX-FREE FUNDS, INC.         VOYAGEUR INSURED FUNDS, INC.
                                                           TAX-FREE MINNESOTA FUND              MINNESOTA INSURED FUND
                                                      ---------------------------------   ------------------------------------
                                                        SIX MONTHS EIGHT MONTHS     YEAR     SIX MONTHS   EIGHT MONTHS    YEAR
                                                          ENDED       ENDED         ENDED       ENDED         ENDED       ENDED
                                                         2/28/99     8/31/98      12/31/97     2/28/99       8/31/98     12/31/97
                                                       (UNAUDITED)                           (UNAUDITED)
Shares Sold:
   A Class .........................................    1,279,802   1,291,014    2,445,000    1,023,503      787,164    1,511,145
   B Class .........................................      165,557     165,933      230,517      152,099      157,408      262,553
   C Class .........................................      147,787     171,958       99,577       82,413       27,674       68,641

Shares issued upon reinvestment of dividends from
   net investment income and net realized gains
   on investment transactions:
   A Class .........................................      586,513     742,960    1,191,155      407,783      557,163      983,624
   B Class .........................................       14,278      15,705       21,253       13,111       16,002       23,426
   C Class .........................................        8,200       7,877        8,668        4,982        5,937       10,782
                                                        ---------   ---------    ---------    ---------    ---------    ---------
                                                        2,202,137   2,395,447    3,996,170    1,683,891    1,551,348    2,860,171
                                                        ---------   ---------    ---------    ---------    ---------    ---------
Shares repurchased:
   A Class .........................................   (1,350,876) (2,413,567)  (5,840,279)  (1,152,510)  (2,096,352)  (4,894,549)
   B Class .........................................      (49,672)    (31,308)    (118,151)     (44,540)     (50,332)    (113,408)
   C Class .........................................      (26,581)    (41,574)    (118,065)     (19,758)     (26,316)     (91,495)
                                                        ---------   ---------    ---------    ---------    ---------    ---------
                                                       (1,427,129) (2,486,449)  (6,076,495)  (1,216,808)  (2,173,000)  (5,099,452)
                                                        ---------   ---------    ---------    ---------    ---------    ---------

Net Increase (Decrease) ............................      775,008     (91,002)  (2,080,325)     467,083     (621,652)  (2,239,281)
                                                        =========   =========    =========    =========    =========    =========

                                                        VOYAGEUR TAX-FREE FUNDS, INC.         VOYAGEUR INSURED FUNDS, INC.
                                                           TAX-FREE MINNESOTA FUND              MINNESOTA INSURED FUND
                                                      ---------------------------------   ------------------------------------
                                                        SIX MONTHS EIGHT MONTHS     YEAR     SIX MONTHS   EIGHT MONTHS    YEAR
                                                          ENDED       ENDED         ENDED       ENDED         ENDED       ENDED
                                                         2/28/99     8/31/98      12/31/97     2/28/99       8/31/98     12/31/97
                                                       (UNAUDITED)                           (UNAUDITED)
Shares Sold:
   A Class .........................................      739,514     347,131      642,232      738,063    1,474,592    1,228,700
   B Class .........................................       75,240      63,007       60,795      206,739      502,630      531,417
   C Class .........................................       50,544      57,860       73,831      117,296      216,871      240,090

Shares issued upon reinvestment of dividends from
   net investment income and net realized gains on
   investment transactions:
   A Class .........................................       94,228     123,589      198,390       51,136       54,225       48,680
   B Class .........................................        2,087       2,221        2,115       18,321       18,875       15,493
   C Class .........................................        2,877       3,443        4,721        8,625        9,250        8,637
                                                        ---------   ---------    ---------    ---------    ---------    ---------
                                                          964,490     597,251      982,084    1,140,180    2,276,443    2,073,017
                                                        ---------   ---------    ---------    ---------    ---------    ---------
Shares repurchased:
   A Class .........................................     (294,301)   (760,113)  (1,698,909)    (179,201)    (233,795)     (87,722)
   B Class .........................................       (4,901)    (23,623)     (18,600)     (59,791)     (56,459)     (46,061)
   C Class .........................................       (8,178)    (53,354)     (46,700)     (16,060)     (46,620)     (38,834)
                                                        ---------   ---------    ---------    ---------    ---------    ---------
                                                         (307,380)   (837,090)  (1,764,209)    (255,052)    (336,874)    (172,617)
                                                        ---------   ---------    ---------    ---------    ---------    ---------

Net Increase (Decrease) ............................      657,110    (239,839)    (782,125)     885,128    1,939,569    1,900,400
                                                        =========   =========    =========    =========    =========    =========

6. Lines of Credit
Committed lines of credit were $21,600,000 for Tax-Free Minnesota Fund, $14,900,000 for Minnesota Insured Fund, $3,100,000 for Tax-Free Minnesota Intermediate Fund and $1,600,000 for Minnesota High Yield Municipal Bond Fund. No amount was outstanding at February 28, 1999, or at any time during the fiscal year.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

DELAWARE INVESTMENTS FAMILY OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund
Social Awareness Fund

FOR TOTAL RETURN
Blue Chip Fund
Devon Fund
Growth and Income Fund
Decatur Equity Income Fund
REIT Fund
Delaware Balanced Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Equity Fund
Global Bond Fund


FOR CURRENT INCOME
Delchester Fund
High-Yield Opportunities Fund
Strategic Income Fund
Corporate Bond Fund
Extended Duration Bond Fund
U.S. Government Fund
US Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
Tax-Free Money Fund

ASSET ALLOCATION FUNDS
Growth Portfolio
Balanced Portfolio
Income Portfolio

* Available for the following states: Arizona, California, Colorado, Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington, Wisconsin. Insured and intermediate bond funds are available in selected states.

funds

[photo of computer keyboard]

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF MINNESOTA MUNICIPAL BOND FUNDS SHAREHOLDERS, BUT IT MAY BE USED with prospective investors when preceded or accompanied by a current Minnesota Municipal Bond Funds Prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in each Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

[photo of globes]

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com


Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

(C) Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

Printed in the USA
on recycled paper

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